UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–89.1%

Equity Fund–89.1%
Global X MSCI Norway ETF(a)	190,445	$3,121,394
iShares Core S&P 500 ETF	8,809	1,746,472
iShares India 50 ETF	41,431	1,228,429
iShares MSCI Brazil Capped ETF	38,213	1,660,355
iShares MSCI China ETF(a)	68,064	3,224,872
iShares MSCI Indonesia ETF	43,886	1,194,577
iShares MSCI Mexico Capped ETF	34,958	2,402,663
iShares MSCI Sweden ETF	82,325	2,724,134
iShares MSCI Taiwan ETF(a)	138,393	2,113,261
iShares MSCI Thailand Capped ETF	17,689	1,482,869
iShares MSCI Turkey ETF(a)	53,419	2,621,805
Total Exchange Traded Funds (Cost $24,502,149)		23,520,831

MONEY MARKET FUND–3.7%
Dreyfus Cash Management - Investor Class, 0.0%(b) (Cost $983,877)	983,877	983,877
Total Investments–92.8% (Cost $25,486,026)		24,504,708
Other Assets in Excess of Liabilities–7.2%		1,887,887
Net Assets–100.0%		$26,392,595

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for swap contracts. The aggregate market value of the collateral posted was $10,588,933 which includes cash in the amount of $1,211,212 as of September 30, 2014.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Total Return Swaps contracts outstanding as of September 30, 2014:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Australia ETF	(50,447)	(1.49)%	6/09/2015	$(1,374,509)	$(1,209,009)	$165,500
iShares MSCI Austria Capped ETF	(78,430)	(3.49)	6/09/2015	(1,373,894)	(1,267,345)	106,549
iShares MSCI Canada ETF	(41,859)	(1.00)	6/09/2015	(1,357,759)	(1,285,863)	71,896
iShares MSCI France ETF	(49,445)	(3.49)	6/09/2015	(1,374,515)	(1,315,824)	58,691
iShares MSCI Germany ETF	(47,136)	(1.00)	6/09/2015	(1,374,605)	(1,306,544)	68,061
iShares MSCI Italy Capped ETF	(83,845)	(3.00)	6/09/2015	(1,374,149)	(1,318,152)	55,997
iShares MSCI Malaysia ETF	(85,887)	(0.38)	6/09/2015	(1,374,439)	(1,322,988)	51,451
iShares MSCI Netherlands ETF	(55,605)	(2.00)	6/09/2015	(1,374,562)	(1,344,059)	30,503
iShares MSCI Singapore Index Fund	(98,612)	(1.25)	6/09/2015	(1,363,054)	(1,316,478)	46,576
iShares MSCI Switzerland Capped ETF	(40,912)	(1.75)	6/09/2015	(1,374,589)	(1,331,584)	43,005
Net Unrealized Appreciation						$698,229

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

ADVISORSHARES ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.1%
Equity Fund–99.1%
Global X MSCI Norway ETF(a)	268,912	$4,407,468
iShares MSCI Brazil Capped ETF(a)	72,420	3,146,649
iShares MSCI China ETF(a)	97,922	4,639,545
iShares MSCI Mexico Capped ETF	49,200	3,381,516
iShares MSCI Sweden ETF(a)	122,145	4,041,778
iShares MSCI Turkey ETF(a)	76,053	3,732,681
Total Exchange Traded Funds (Cost $25,129,447)		23,349,637

MONEY MARKET FUND–1.0%
Dreyfus Cash Management - Investor Class, 0.00%(b) (Cost $239,445)	239,445	239,445

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–15.9%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $3,745,250)	3,745,250	3,745,250
Total Investments–116.0% (Cost $29,114,142)		27,334,332
Liabilities in Excess of Other Assets–(16.0)%		(3,778,591)
Net Assets–100.0%		$23,555,741

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,657,670; the aggregate market value of the collateral held by the fund is $3,745,250.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.2%
Agriculture–2.1%
Altria Group, Inc.	4,061	$186,562

Auto Parts & Equipment–2.2%
Icahn Enterprises LP	1,810	191,570

Banks–2.0%
Banco de Chile (Chile)(a)	2,381	176,123

Commercial Services–4.5%
Macquarie Infrastructure Co. LLC	2,872	191,562
R.R. Donnelley & Sons Co.	12,527	206,195
Total Commercial Services		397,757

Distribution/Wholesale–2.0%
Mitsui & Co., Ltd. (Japan)(a)	557	175,667

Electric–3.5%
Brookfield Infrastructure Partners LP (Bermuda)	3,975	151,050
CPFL Energia SA (Brazil)(a)	9,777	152,032
Total Electric		303,082

Engineering & Construction–2.5%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(a)	3,268	220,394

Food–2.2%
Tesco PLC (United Kingdom)(a)	20,788	188,859

Gas–2.9%
National Grid PLC (United Kingdom)(a)	3,568	256,468

Investment Companies–8.1%
Ares Capital Corp.	19,587	316,526
Oaktree Capital Group LLC	3,124	159,636

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Investment Companies–8.1% (continued)
Prospect Capital Corp.	23,084	$228,532
Total Investment Companies		704,694

Iron/Steel–3.4%
Vale SA (Brazil)(a)	27,268	300,221

Oil & Gas–16.9%
Baytex Energy Corp. (Canada)	5,231	198,046
Ecopetrol SA (Colombia)(a)	7,099	221,986
Ensco PLC, Class A (United Kingdom)	4,635	191,472
LinnCo LLC	11,214	324,645
Noble Corp. PLC (United Kingdom)	7,224	160,517
Paragon Offshore PLC*	24,673	151,739
Penn West Petroleum Ltd. (Canada)	33,750	227,812
Total Oil & Gas		1,476,217

Pipelines–12.5%
Buckeye Partners LP	2,625	209,055
Energy Transfer Partners LP	4,157	266,006
Kinder Morgan Energy Partners LP	2,314	215,850
MarkWest Energy Partners LP	2,166	166,392
Williams Partners LP	4,532	240,423
Total Pipelines		1,097,726

Private Equity–2.3%
Carlyle Group LP (The)	6,628	201,889

Real Estate Investment Trusts–18.6%
American Realty Capital Properties, Inc.	22,011	265,453
Chimera Investment Corp.	123,112	374,261
Digital Realty Trust, Inc.	2,882	179,779
HCP, Inc.	4,485	178,099
NorthStar Realty Finance Corp.	22,240	392,981
Senior Housing Properties Trust	11,385	238,174
Total Real Estate Investment Trusts		1,628,747

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Telecommunications–11.5%
AT&T, Inc.	5,632	$198,472
CenturyLink, Inc.	4,892	200,034
Spark New Zealand Ltd. (New Zealand)(a)	18,264	212,228
Telefonica Brasil SA (Brazil)(a)	11,052	217,503
Telenor ASA (Norway)(a)	2,633	173,264
Total Telecommunications		1,001,501

Water–2.0%
Veolia Environnement SA (France)(a)	9,850	172,867
Total Common Stocks (Cost $9,181,269)		8,680,344

MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Funds, Institutional Instruments Fund, 0.06%(b) (Cost $13,032)	13,032	13,032
Total Investments–99.4% (Cost $9,194,301)		8,693,376
Other Assets in Excess of Liabilities–0.6%		55,952
Net Assets–100.0%		$8,749,328

PLC - Public Limited Company

LP - Limited Partnership

*	Non-income producing security
(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND–68.2%
Debt Fund–68.2%
AdvisorShares Sage Core Reserves ETF† (Cost $705,000)	7,050	$702,603

MONEY MARKET FUND–4.2%
Goldman Sachs Financial Square Fund 0.06%(a) (Cost $42,611)	42,611	42,611

Total Investments Before Securities Sold, Not Yet Purchased (Cost $747,611)		745,214

Securities Sold, Not Yet Purchased–(75.4)%

COMMON STOCKS–(75.4)%

Auto Manufacturers–(2.3)%
Fiat SpA (Italy)*(b)	(2,430)	(23,571)

Auto Parts & Equipment–(2.1)%
Magna International, Inc. (Canada)	(230)	(21,829)

Banks–(4.7)%
Bank of Ireland (Ireland)*(b)	(1,510)	(23,903)
Barclays PLC (United Kingdom)(b)	(1,670)	(24,733)
Total Banks		(48,636)

Commercial Services–(2.3)%
Genpact Ltd. (Bermuda)*	(1,470)	(23,990)

Computers–(2.3)%
CGI Group, Inc., Class A (Canada)*	(710)	(23,977)

Diversified Financial Services–(4.5)%
AerCap Holdings N.V. (Netherlands)*	(560)	(22,904)
Nomura Holdings, Inc. (Japan)(b)	(3,890)	(22,990)
Total Diversified Financial Services		(45,894)

Electronics–(4.5)%
Allegion PLC (Ireland)	(490)	(23,344)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Electronics–(4.5)% (continued)
TE Connectivity Ltd. (Switzerland)	(410)	$(22,669)
Total Electronics		(46,013)

Engineering & Construction–(2.5)%
Foster Wheeler AG	(800)	(25,296)

Healthcare - Services–(4.9)%
Fresenius Medical Care AG & Co. KGaA (Germany)(b)	(720)	(24,984)
ICON PLC (Ireland)*	(450)	(25,754)
Total Healthcare - Services		(50,738)

Insurance–(19.0)%
Assured Guaranty Ltd. (Bermuda)	(1,070)	(23,711)
Everest Re Group Ltd. (Bermuda)	(150)	(24,301)
Manulife Financial Corp. (Canada)	(1,260)	(24,255)
PartnerRe Ltd. (Bermuda)	(220)	(24,176)
Prudential PLC (United Kingdom)(b)	(550)	(24,480)
RenaissanceRe Holdings Ltd. (Bermuda)	(250)	(24,998)
Willis Group Holdings PLC	(590)	(24,426)
XL Group PLC (Ireland)	(750)	(24,878)
Total Insurance		(195,225)

Media–(4.7)%
Markit Ltd.*	(1,020)	(23,817)
Reed Elsevier PLC (United Kingdom)(b)	(380)	(24,484)
Total Media		(48,301)

Miscellaneous Manufacturing–(2.3)%
Ingersoll-Rand PLC (Ireland)	(420)	(23,671)

Oil & Gas–(2.2)%
Pengrowth Energy Corp. (Canada)	(4,320)	(22,464)

Oil & Gas Services–(2.3)%
Frank's International N.V. (Netherlands)	(1,260)	(23,562)

Pharmaceuticals–(5.0)%
Endo International PLC*	(390)	(26,652)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–(5.0)% (continued)
Taro Pharmaceutical Industries Ltd. (Israel)*	(160)	$(24,618)
Total Pharmaceuticals		(51,270)

Retail–(2.3)%
Signet Jewelers Ltd.	(210)	(23,921)

Telecommunications–(4.8)%
Koninklijke KPN N.V. (Netherlands)*(b)	(7,810)	(25,265)
Telecom Italia SpA (Italy)*(b)	(2,150)	(24,596)
Total Telecommunications		(49,861)

Transportation–(2.7)%
Teekay Corp. (Bermuda)	(420)	(27,871)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(785,862)]		(776,090)

Total Investments–(3.0)% [Cost $(38,251)]		(30,876)
Other Assets in Excess of Liabilities–103.0%		1,060,587
Net Assets–100.0%		$1,029,711

ETF - Exchange Traded Fund
PLC - Public Limited Company

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	Depreciation	09/30/2014	Income
AdvisorShares Sage Core Reserves ETF	$703,660	$-	$-	$-	$(1,057)	$702,603	$1,142

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of September 30, 2014.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

(b)	American Depositary Receipt

Cash of $470,710 has been segregated to cover margin requirement for open short sales as of September 30, 2014.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.0%
Equity Fund–98.0%
iShares Global Consumer Discretionary ETF(a)	22,120	$1,787,296
iShares Global Consumer Staples ETF(a)	32,000	2,805,760
iShares Global Energy ETF	43,452	1,904,936
iShares Global Financials ETF(a)	32,390	1,821,938
iShares Global Healthcare ETF(a)	31,439	3,071,590
iShares Global Industrials ETF	27,311	1,913,682
iShares Global Materials ETF	31,300	1,874,557
iShares Global Tech ETF(a)	21,125	1,930,614
iShares Global Telecom ETF(a)	28,085	1,766,266
iShares Global Utilities ETF(a)	37,929	1,810,730
Total Exchange Traded Funds (Cost $20,077,365)		20,687,369

MONEY MARKET FUND–2.1%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $446,299)	446,299	446,299

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–23.4%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $4,939,255)	4,939,255	4,939,255
Total Investments–123.5% (Cost $25,462,919)		26,072,923
Liabilities in Excess of Other Assets–(23.5)%		(4,968,351)
Net Assets–100.0%		$21,104,572

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,824,517; the aggregate market value of the collateral held by the fund is $4,939,255.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES GARTMAN GOLD/BRITISH POUND ETF
Schedule of Investments (Consolidated)†

September 30, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–59.2%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03%(a) (Cost $714,365)	714,365	$714,365
Total Investments–59.2% (Cost $714,365)		714,365
Other Assets in Excess of Liabilities–40.8%		493,076
Net Assets–100.0%		$1,207,441

Futures contracts outstanding as of September 30, 2014:
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)(b)
British Pound Currency	Interactive Brokers LLC	December 2014	(12)	$(1,215,495)	$(1,214,325)	$1,170
Gold 100 Oz.	Interactive Brokers LLC	December 2014	10	1,298,653	1,211,600	(87,053)
						$(85,883)

Cash posted as collateral to broker for futures contracts was $476,529 at September 30, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of September 30, 2014.
(b)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of September 30, 2014.

ADVISORSHARES GARTMAN GOLD/EURO ETF
Schedule of Investments (Consolidated)†

September 30, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–61.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03%(a) (Cost $989,449)	989,449	$989,449
Total Investments–61.1% (Cost $989,449)		989,449
Other Assets in Excess of Liabilities–38.9%		629,384
Net Assets–100.0%		$1,618,833

Futures contracts outstanding as of September 30, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)(b)
EURO Currency	Interactive Brokers LLC	December 2014	(10)	$(1,617,200)	$(1,579,375)	$37,825
Gold 100 Oz.	Interactive Brokers LLC	December 2014	13	1,666,730	1,575,080	(91,650)
						$(53,825)

Cash posted as collateral to broker for futures contracts was $612,481 at September 30, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.
(a)	Rate shown reflects the 7-day yield as of September 30, 2014.
(b)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of September 30, 2014.

ADVISORSHARES GARTMAN GOLD/YEN ETF
Schedule of Investments (Consolidated)†

September 30, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–66.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03%(a) (Cost $2,541,048)	2,541,048	$2,541,048
Total Investments–66.1% (Cost $2,541,048)		2,541,048
Other Assets in Excess of Liabilities–33.9%		1,301,629
Net Assets–100.0%		$3,842,677

Futures contracts outstanding as of September 30, 2014:
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)(b)
Gold 100 Oz.	Interactive Brokers LLC	December 2014	31	$4,042,592	$3,755,960	$(286,632)
Japanese Yen Currency	Interactive Brokers LLC	December 2014	(33)	(3,853,756)	(3,762,000)	91,756
						$(194,876)

Cash posted as collateral to broker for futures contracts was $1,285,930 at September 30, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of September 30, 2014.
(b)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of September 30, 2014.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–67.3%

Auto Parts & Equipment–2.7%
Johnson Controls, Inc.	2,459	$108,196
Tenneco, Inc.*	1,058	55,344
Total Auto Parts & Equipment		163,540

Banks–3.7%
Banco Bradesco SA (Brazil)(a)	3,470	49,447
Boston Private Financial Holdings, Inc.	4,980	61,702
City National Corp.	795	60,158
SVB Financial Group*	456	51,113
Total Banks		222,420

Beverages–0.6%
Reed's, Inc.*(b)	6,126	36,143

Biotechnology–2.9%
Illumina, Inc.*	750	122,940
Isis Pharmaceuticals, Inc.*(b)	1,369	53,158
Total Biotechnology		176,098

Chemicals–2.0%
Novozymes A/S (Denmark)(a)	2,838	122,715

Commercial Services–3.0%
Automatic Data Processing, Inc.	696	57,824
Kroton Educacional SA (Brazil)(a)	7,320	45,164
MasterCard, Inc., Class A	712	52,631
Where Food Comes From, Inc.*(b)	12,773	27,590
Total Commercial Services		183,209

Computers–4.0%
Apple, Inc.	1,469	148,002
EMC Corp.	1,746	51,088
Stratasys Ltd. (Israel)*(b)	369	44,568

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Computers–4.0% (continued)
Total Computers		$243,658

Cosmetics/Personal Care–1.0%
Procter & Gamble Co. (The)	696	58,283

Diversified Financial Services–2.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,151	57,367
MarketAxess Holdings, Inc.	729	45,096
WageWorks, Inc.*	1,101	50,128
Total Diversified Financial Services		152,591

Electric–0.5%
EnerNOC, Inc.*	1,796	30,460

Electronics–1.3%
Thermo Fisher Scientific, Inc.	644	78,375

Environmental Control–1.8%
Clean Harbors, Inc.*	1,052	56,724
Tomra Systems ASA (Norway)(a)	6,888	52,549
Total Environmental Control		109,273

Food–7.0%
Boulder Brands, Inc.*	3,711	50,581
Hain Celestial Group, Inc. (The)*	101	10,337
Kroger Co. (The)	830	43,160
Nestle SA (Switzerland)(a)	331	24,372
Sprouts Farmers Market, Inc.*	2,740	79,652
SunOpta, Inc.*	4,037	48,727
United Natural Foods, Inc.*	1,117	68,651
WhiteWave Foods Co. (The)*	2,656	96,492
Total Food		421,972

Healthcare - Products–0.6%
Boston Scientific Corp.*	3,250	38,383

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Healthcare - Services–0.7%
Laboratory Corp. of America Holdings*	399	$40,598

Internet–2.0%
F5 Networks, Inc.*	453	53,789
Google, Inc., Class C*	57	32,910
Google, Inc., Class A*	57	33,539
Total Internet		120,238

Machinery - Diversified–3.3%
Rockwell Automation, Inc.	459	50,435
Tennant Co.	562	37,705
Xylem, Inc.	3,055	108,422
Total Machinery - Diversified		196,562

Miscellaneous Manufacturing–1.5%
AptarGroup, Inc.	998	60,579
Pure Technologies Ltd. (Canada)	3,735	26,686
Total Miscellaneous Manufacturing		87,265

Office Furnishings–0.4%
Steelcase, Inc., Class A	1,600	25,904

Packaging & Containers–0.8%
Owens-Illinois, Inc.*	1,960	51,058

Pharmaceuticals–3.7%
Johnson & Johnson	400	42,636
Novartis AG (Switzerland)(a)	744	70,033
Perrigo Co. PLC	335	50,314
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,062	57,082
Total Pharmaceuticals		220,065

Real Estate–1.2%
Jones Lang LaSalle, Inc.	563	71,129

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Real Estate Investment Trusts–2.0%
Prologis, Inc.	1,315	$49,575
Vornado Realty Trust	704	70,372
Total Real Estate Investment Trusts		119,947

Retail–3.3%
Chipotle Mexican Grill, Inc.*	121	80,658
CVS Health Corp.	831	66,139
Target Corp.	852	53,403
Total Retail		200,200

Semiconductors–4.7%
Broadcom Corp., Class A	1,065	43,047
Cree, Inc.*	608	24,898
First Solar, Inc.*	746	49,094
IPG Photonics Corp.*(b)	621	42,712
NXP Semiconductor NV (Netherlands)*	581	39,758
SunEdison, Inc.*	1,513	28,566
Xilinx, Inc.	1,235	52,302
Total Semiconductors		280,377

Software–1.9%
Adobe Systems, Inc.*	1,004	69,467
Fiserv, Inc.*	669	43,241
Total Software		112,708

Telecommunications–2.1%
Sierra Wireless, Inc. (Canada)*(b)	2,033	54,363
Telenor ASA (Norway)(a)	456	30,007
Vodafone Group PLC (United Kingdom)(a)	1,227	40,356
Total Telecommunications		124,726

Transportation–4.5%
Canadian National Railway Co. (Canada)	1,502	106,582

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares/ Principal	Value
Transportation–4.5% (continued)
CSX Corp.	1,367	$43,826
Norfolk Southern Corp.	452	50,443
Union Pacific Corp.	641	69,497
Total Transportation		270,348

Water–1.6%
American Water Works Co., Inc.	1,074	51,799
Severn Trent PLC (United Kingdom)(a)(b)	1,454	44,264
Total Water		96,063

Total Common Stocks (Cost $3,731,733)		4,054,308

ASSET BACKED SECURITIES–21.4%

SBA, 4.09%, 07/25/38@	$142,102	165,126
SBA, 4.15%, 02/25/39@	186,980	216,688
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	193,664	209,620
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	151,466	163,489
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	296,958	319,668
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	198,727	211,756

Total Asset Backed Securities (Cost $1,293,545)		1,286,347

COMMERCIAL MORTGAGE BACKED SECURITY–4.2%

Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43 (Cost $266,883)	250,000	255,501

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
MUNICIPAL BOND–5.0%
Allegheny County Residential Finance Authority, 0.14%, 11/01/35@ (Cost $300,000)	300,000	$300,000

MONEY MARKET FUNDS–2.6%

Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(c)	99,613	99,613
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08%(c)	54,651	54,651

Total Money Market Funds (Cost $154,264)		154,264

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.6%

BNY Mellon Securities Lending Overnight Fund, 0.08%(d) (Cost $216,259)	216,259	216,259

Total Investments–104.1% (Cost $5,962,684)		6,266,679
Liabilities in Excess of Other Assets–(4.1%)		(245,447)
Net Assets–100.0%		$6,021,232

1

PLC - Public Limited Company

*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan; the aggregate market value of the securities on loan is $210,823; the aggregate market value of the collateral held by the fund is $216,259.
(c)	Rate shown reflects the 7-day yield as of September 30, 2014.
(d)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES INTERNATIONAL GOLD ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.9%
Commodity Fund–96.9%
AdvisorShares Gartman Gold/British Pound ETF*†	26,100	$314,505
AdvisorShares Gartman Gold/Euro ETF*†	26,100	338,517
AdvisorShares Gartman Gold/Yen ETF*†	26,100	333,271
PowerShares DB Gold Fund*	5,350	214,803
Total Exchange Traded Funds (Cost $1,233,459)		1,201,096

MONEY MARKET FUND–2.5%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03%(a) (Cost $31,056)	31,056	31,056
Total Investments–99.4% (Cost $1,264,515)		1,232,152
Other Assets in Excess of Liabilities–0.6%		7,937
Net Assets–100.0%		$1,240,089

ETF - Exchange Traded Fund

*	Non-income producing security
†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	Depreciation	09/30/2014	Income
AdvisorShares Gartman Gold/British Pound ETF	$327,291	$-	$-	$-	$(12,786)	$314,505	$-
AdvisorShares Gartman Gold/Euro ETF	341,135	-	-	-	(2,618)	338,517	-
AdvisorShares Gartman Gold/Yen ETF	339,300	-	-	-	(6,029)	333,271	-

(a)	Rate shown reflects the 7-day yield as of September 30, 2014.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.4%
Advertising–0.4%
Interpublic Group of Cos., Inc. (The)	4,268	$78,190
Omnicom Group, Inc.	476	32,777
Total Advertising		110,967

Aerospace/Defense–1.1%
Boeing Co. (The)	313	39,870
General Dynamics Corp.	196	24,910
L-3 Communications Holdings, Inc.	122	14,508
Lockheed Martin Corp.	191	34,911
Northrop Grumman Corp.	313	41,241
Raytheon Co.	628	63,817
Rockwell Collins, Inc.	362	28,417
United Technologies Corp.	634	66,950
Total Aerospace/Defense		314,624

Agriculture–0.8%
Altria Group, Inc.	683	31,377
Archer-Daniels-Midland Co.	2,082	106,390
Lorillard, Inc.	706	42,296
Philip Morris International, Inc.	257	21,434
Reynolds American, Inc.	485	28,615
Total Agriculture		230,112

Airlines–1.0%
Delta Air Lines, Inc.	2,007	72,553
Southwest Airlines Co.	6,190	209,036
Total Airlines		281,589

Apparel–0.9%
NIKE, Inc., Class B	570	50,844
Ralph Lauren Corp.	653	107,569
Under Armour, Inc., Class A*	375	25,912
VF Corp.	1,153	76,133
Total Apparel		260,458

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–1.1%
Ford Motor Co.	8,125	$120,169
General Motors Co.	4,736	151,268
PACCAR, Inc.	621	35,319
Total Auto Manufacturers		306,756

Auto Parts & Equipment–1.3%
BorgWarner, Inc.	1,893	99,591
Goodyear Tire & Rubber Co. (The)	5,961	134,629
Johnson Controls, Inc.	2,976	130,944
Total Auto Parts & Equipment		365,164

Banks–4.4%
Bank of America Corp.	1,605	27,365
Bank of New York Mellon Corp. (The)	779	30,171
BB&T Corp.	1,992	74,122
Capital One Financial Corp.	454	37,055
Citigroup, Inc.	2,600	134,732
Comerica, Inc.	551	27,473
Fifth Third Bancorp	2,516	50,370
Goldman Sachs Group, Inc. (The)	360	66,085
Huntington Bancshares, Inc.	3,720	36,196
JPMorgan Chase & Co.	1,963	118,251
KeyCorp	1,392	18,555
M&T Bank Corp.	291	35,877
Morgan Stanley	5,328	184,189
Northern Trust Corp.	951	64,697
PNC Financial Services Group, Inc. (The)	279	23,877
Regions Financial Corp.	4,176	41,927
State Street Corp.	929	68,384
SunTrust Banks, Inc.	1,192	45,332
US Bancorp	625	26,144
Wells Fargo & Co.	1,184	61,414
Zions Bancorporation	3,085	89,650
Total Banks		1,261,866

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Beverages–1.4%
Brown-Forman Corp., Class B	199	$17,954
Coca-Cola Co. (The)	386	16,467
Coca-Cola Enterprises, Inc.	1,037	46,001
Constellation Brands, Inc., Class A*	1,506	131,263
Dr Pepper Snapple Group, Inc.	423	27,203
Keurig Green Mountain, Inc.	334	43,463
Molson Coors Brewing Co., Class B	183	13,623
Monster Beverage Corp.*	1,068	97,904
PepsiCo, Inc.	226	21,038
Total Beverages		414,916

Biotechnology–2.8%
Alexion Pharmaceuticals, Inc.*	694	115,079
Amgen, Inc.	298	41,857
Biogen Idec, Inc.*	369	122,069
Celgene Corp.*	1,897	179,798
Gilead Sciences, Inc.*	1,999	212,793
Regeneron Pharmaceuticals, Inc.*	346	124,740
Total Biotechnology		796,336

Building Materials–0.5%
Martin Marietta Materials, Inc.	149	19,212
Masco Corp.	4,392	105,057
Vulcan Materials Co.	145	8,733
Total Building Materials		133,002

Chemicals–2.3%
Air Products & Chemicals, Inc.	178	23,172
Airgas, Inc.	320	35,408
CF Industries Holdings, Inc.	168	46,909
Dow Chemical Co. (The)	455	23,860
E.I. du Pont de Nemours & Co.	467	33,512
Eastman Chemical Co.	1,037	83,883
Ecolab, Inc.	359	41,224
FMC Corp.	1,092	62,451

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Chemicals–2.3% (continued)
International Flavors & Fragrances, Inc.	243	$23,299
Monsanto Co.	1,262	141,988
Mosaic Co. (The)	275	12,213
PPG Industries, Inc.	142	27,937
Praxair, Inc.	268	34,572
Sherwin-Williams Co. (The)	264	57,813
Sigma-Aldrich Corp.	179	24,346
Total Chemicals		672,587

Coal–0.0%**
CONSOL Energy, Inc.	309	11,699

Commercial Services–2.6%
ADT Corp. (The)	1,008	35,744
Alliance Data Systems Corp.*	342	84,908
Automatic Data Processing, Inc.	313	26,004
Cintas Corp.	497	35,083
Equifax, Inc.	492	36,772
H&R Block, Inc.	1,906	59,105
MasterCard, Inc., Class A	852	62,980
McGraw Hill Financial, Inc.	885	74,738
Moody’s Corp.	459	43,376
Quanta Services, Inc.*	1,830	66,411
Robert Half International, Inc.	1,694	83,006
Total System Services, Inc.	2,118	65,573
Western Union Co. (The)	5,199	83,392
Total Commercial Services		757,092

Computers–3.5%
Apple, Inc.	1,144	115,258
Cognizant Technology Solutions Corp., Class A*	2,803	125,490
Computer Sciences Corp.	626	38,280
EMC Corp.	3,918	114,641
Hewlett-Packard Co.	806	28,589
International Business Machines Corp.	720	136,677
NetApp, Inc.	3,668	157,577
SanDisk Corp.	1,804	176,702

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Computers–3.5% (continued)
Teradata Corp.*	1,953	$81,870
Western Digital Corp.	230	22,384
Total Computers		997,468

Cosmetics/Personal Care–0.4%
Avon Products, Inc.	1,761	22,188
Colgate-Palmolive Co.	313	20,414
Estee Lauder Cos., Inc. (The), Class A	440	32,877
Procter & Gamble Co. (The)	351	29,393
Total Cosmetics/Personal Care		104,872

Distribution/Wholesale–1.1%
Fastenal Co.	1,325	59,492
Fossil Group, Inc.*	1,664	156,250
Genuine Parts Co.	229	20,086
W.W. Grainger, Inc.	277	69,707
Total Distribution/Wholesale		305,535

Diversified Financial Services–5.8%
Affiliated Managers Group, Inc.*	734	147,064
American Express Co.	389	34,053
Ameriprise Financial, Inc.	1,280	157,927
BlackRock, Inc.	328	107,689
Charles Schwab Corp. (The)	3,205	94,195
CME Group, Inc.	531	42,456
Discover Financial Services	1,286	82,806
E*TRADE Financial Corp.*	7,419	167,595
Franklin Resources, Inc.	2,674	146,027
Intercontinental Exchange, Inc.	408	79,580
Invesco Ltd.	3,360	132,653
Legg Mason, Inc.	3,212	164,326
NASDAQ OMX Group, Inc. (The)	2,931	124,333
T. Rowe Price Group, Inc.	1,242	97,373
Visa, Inc., Class A	390	83,214
Total Diversified Financial Services		1,661,291

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Electric–1.3%
AES Corp. (The)	2,454	$34,798
Ameren Corp.	691	26,486
American Electric Power Co., Inc.	260	13,574
CMS Energy Corp.	623	18,478
Consolidated Edison, Inc.	183	10,369
Dominion Resources, Inc.	202	13,956
DTE Energy Co.	234	17,803
Duke Energy Corp.	188	14,057
Edison International	302	16,888
Exelon Corp.	474	16,159
Integrys Energy Group, Inc.	174	11,279
NextEra Energy, Inc.	175	16,429
Northeast Utilities	456	20,201
NRG Energy, Inc.	343	10,454
Pepco Holdings, Inc.	527	14,102
PG&E Corp.	395	17,791
Pinnacle West Capital Corp.	273	14,917
Public Service Enterprise Group, Inc.	604	22,493
SCANA Corp.	318	15,776
Southern Co. (The)	255	11,131
TECO Energy, Inc.	553	9,611
Wisconsin Energy Corp.	359	15,437
Xcel Energy, Inc.	504	15,321
Total Electric		377,510

Electrical Components & Equipment–0.4%
AMETEK, Inc.	1,368	68,687
Emerson Electric Co.	787	49,251
Total Electrical Components & Equipment		117,938

Electronics–1.5%
Agilent Technologies, Inc.	614	34,986
Amphenol Corp., Class A	358	35,750
FLIR Systems, Inc.	1,049	32,876
Honeywell International, Inc.	509	47,398

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Electronics–1.5% (continued)
Jabil Circuit, Inc.	3,511	$70,817
PerkinElmer, Inc.	1,441	62,827
Thermo Fisher Scientific, Inc.	812	98,820
Waters Corp.*	373	36,972
Total Electronics		420,446

Engineering & Construction–0.7%
Fluor Corp.	1,097	73,269
Jacobs Engineering Group, Inc.*	2,606	127,225
Total Engineering & Construction		200,494

Environmental Control–0.3%
Republic Services, Inc.	736	28,719
Stericycle, Inc.*	335	39,048
Waste Management, Inc.	495	23,527
Total Environmental Control		91,294

Food–1.7%
Campbell Soup Co.	270	11,537
ConAgra Foods, Inc.	983	32,478
General Mills, Inc.	432	21,795
Hershey Co. (The)	272	25,957
JM Smucker Co. (The)	231	22,867
Kellogg Co.	323	19,897
Kraft Foods Group, Inc.	453	25,549
Kroger Co. (The)	1,469	76,388
McCormick & Co., Inc.	281	18,799
Mondelez International, Inc., Class A	1,420	48,656
Safeway, Inc.	509	17,459
Sysco Corp.	779	29,563
Tyson Foods, Inc., Class A	2,230	87,795
Whole Foods Market, Inc.	1,021	38,910
Total Food		477,650

Forest Products & Paper–0.6%
International Paper Co.	3,149	150,333
MeadWestvaco Corp.	614	25,137

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Forest Products & Paper–0.6% (continued)
Total Forest Products & Paper		$175,470

Gas–0.2%
AGL Resources, Inc.	246	12,630
CenterPoint Energy, Inc.	494	12,088
NiSource, Inc.	430	17,622
Sempra Energy	164	17,282
Total Gas		59,622

Hand/Machine Tools–0.3%
Snap-on, Inc.	437	52,912
Stanley Black & Decker, Inc.	449	39,867
Total Hand/Machine Tools		92,779

Healthcare - Products–2.0%
Baxter International, Inc.	451	32,368
Becton Dickinson and Co.	269	30,615
Boston Scientific Corp.*	1,924	22,723
C.R. Bard, Inc.	559	79,775
CareFusion Corp.*	1,273	57,603
DENTSPLY International, Inc.	904	41,223
Edwards Lifesciences Corp.*	356	36,365
Hospira, Inc.*	604	31,426
Intuitive Surgical, Inc.*	59	27,247
Medtronic, Inc.	457	28,311
Patterson Cos., Inc.	1,040	43,087
St. Jude Medical, Inc.	631	37,942
Stryker Corp.	390	31,493
Varian Medical Systems, Inc.*	459	36,775
Zimmer Holdings, Inc.	332	33,383
Total Healthcare - Products		570,336

Healthcare - Services–2.1%
Aetna, Inc.	1,409	114,129
Cigna Corp.	963	87,335
DaVita HealthCare Partners, Inc.*	450	32,913
Humana, Inc.	284	37,002

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Healthcare - Services–2.1% (continued)
Laboratory Corp. of America Holdings*	652	$66,341
Quest Diagnostics, Inc.	1,300	78,884
Tenet Healthcare Corp.*	529	31,417
UnitedHealth Group, Inc.	692	59,685
WellPoint, Inc.	747	89,356
Total Healthcare - Services		597,062

Home Builders–1.2%
D.R. Horton, Inc.	6,381	130,938
Lennar Corp., Class A	4,273	165,921
PulteGroup, Inc.	1,938	34,225
Total Home Builders		331,084

Home Furnishings–1.1%
Harman International Industries, Inc.	1,396	136,864
Whirlpool Corp.	1,239	180,460
Total Home Furnishings		317,324

Household Products/Wares–0.2%
Avery Dennison Corp.	655	29,246
Clorox Co. (The)	172	16,519
Kimberly-Clark Corp.	187	20,115
Total Household Products/Wares		65,880

Housewares–0.1%
Newell Rubbermaid, Inc.	1,240	42,668

Insurance–5.4%
Aflac, Inc.	1,216	70,832
Allstate Corp. (The)	1,220	74,871
American International Group, Inc.	2,366	127,811
Assurant, Inc.	522	33,565
Berkshire Hathaway, Inc., Class B*	202	27,904
Chubb Corp. (The)	997	90,807
Genworth Financial, Inc., Class A*	10,366	135,795
Hartford Financial Services Group, Inc. (The)	2,351	87,575
Lincoln National Corp.	2,833	151,792

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Insurance–5.4% (continued)
Marsh & McLennan Cos., Inc.	927	$48,519
MetLife, Inc.	2,055	110,395
Principal Financial Group, Inc.	2,354	123,514
Progressive Corp. (The)	1,758	44,442
Prudential Financial, Inc.	1,806	158,820
Torchmark Corp.	1,244	65,148
Travelers Cos., Inc. (The)	662	62,188
Unum Group	3,771	129,647
Total Insurance		1,543,625

Internet–2.8%
Amazon.com, Inc.*	25	8,061
eBay, Inc.*	1,617	91,571
Expedia, Inc.	1,204	105,494
F5 Networks, Inc.*	878	104,254
Facebook, Inc., Class A*	804	63,548
Google, Inc., Class A*	190	111,798
Netflix, Inc.*	35	15,791
Priceline Group, Inc. (The)*	113	130,920
Symantec Corp.	1,571	36,934
TripAdvisor, Inc.*	340	31,083
VeriSign, Inc.*(a)	1,621	89,350
Yahoo!, Inc.*	626	25,509
Total Internet		814,313

Iron/Steel–0.1%
Allegheny Technologies, Inc.	306	11,352
Nucor Corp.	306	16,610
Total Iron/Steel		27,962

Leisure Time–0.9%
Carnival Corp. (Panama)	4,404	176,908
Harley-Davidson, Inc.	1,589	92,480
Total Leisure Time		269,388

Lodging–0.3%
Marriott International, Inc., Class A	431	30,127

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Lodging–0.3% (continued)
Starwood Hotels & Resorts Worldwide, Inc.	173	$14,395
Wyndham Worldwide Corp.	319	25,922
Wynn Resorts Ltd.	101	18,895
Total Lodging		89,339

Machinery - Construction & Mining–0.1%
Caterpillar, Inc.	284	28,125

Machinery - Diversified–1.5%
Cummins, Inc.	982	129,604
Deere & Co.	1,016	83,302
Flowserve Corp.	1,285	90,618
Rockwell Automation, Inc.	374	41,095
Roper Industries, Inc.	278	40,669
Xylem, Inc.	1,157	41,062
Total Machinery - Diversified		426,350

Media–3.8%
Cablevision Systems Corp., Class A	6,217	108,860
CBS Corp., Class B	2,080	111,280
Comcast Corp., Class A	1,405	75,561
DIRECTV*	1,534	132,722
Discovery Communications, Inc., Class A*	1,293	48,875
Discovery Communications, Inc., Class C*	1,293	48,203
Gannett Co., Inc.	3,223	95,626
News Corp., Class A*	596	9,744
Scripps Networks Interactive, Inc., Class A	653	50,993
Time Warner Cable, Inc.	212	30,420
Time Warner, Inc.	509	38,282
Twenty-First Century Fox, Inc., Class A	4,341	148,853
Viacom, Inc., Class B	1,433	110,255
Walt Disney Co. (The)	837	74,518
Total Media		1,084,192

Metal Fabricate/Hardware–0.3%
Precision Castparts Corp.	335	79,355

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Mining–0.6%
Alcoa, Inc.	756	$12,164
Freeport-McMoRan, Inc.	4,570	149,211
Total Mining		161,375

Miscellaneous Manufacturing–2.2%
3M Co.	327	46,329
Danaher Corp.	604	45,892
Dover Corp.	916	73,582
General Electric Co.	1,513	38,763
Illinois Tool Works, Inc.	864	72,939
Leggett & Platt, Inc.	2,903	101,373
Pall Corp.	457	38,251
Parker Hannifin Corp.	633	72,257
Textron, Inc.	3,623	130,392
Total Miscellaneous Manufacturing		619,778

Office/Business Equipment–0.2%
Pitney Bowes, Inc.	1,564	39,084
Xerox Corp.	2,522	33,366
Total Office/Business Equipment		72,450

Oil & Gas–6.9%
Anadarko Petroleum Corp.	342	34,692
Apache Corp.	200	18,774
Cabot Oil & Gas Corp.	4,797	156,814
Chesapeake Energy Corp.	5,046	116,008
Chevron Corp.	184	21,955
Cimarex Energy Co.	143	18,094
ConocoPhillips	398	30,455
Denbury Resources, Inc.	5,005	75,225
Devon Energy Corp.	114	7,772
Diamond Offshore Drilling, Inc.(a)	3,225	110,521
EOG Resources, Inc.	450	44,559
EQT Corp.	1,482	135,662
Exxon Mobil Corp.	229	21,537

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas–6.9% (continued)
Hess Corp.	180	$16,978
Marathon Oil Corp.	568	21,351
Marathon Petroleum Corp.	2,225	188,391
Murphy Oil Corp.	2,029	115,470
Newfield Exploration Co.*	1,873	69,432
Noble Energy, Inc.	328	22,422
Occidental Petroleum Corp.	214	20,576
Phillips 66	384	31,223
Pioneer Natural Resources Co.	180	35,455
QEP Resources, Inc.	620	19,084
Range Resources Corp.	1,130	76,625
Rowan Cos. PLC, Class A (United Kingdom)	5,605	141,863
Southwestern Energy Co.*	2,772	96,881
Tesoro Corp.	3,063	186,782
Valero Energy Corp.	3,371	155,976
Total Oil & Gas		1,990,577

Oil & Gas Services–2.8%
Baker Hughes, Inc.	2,366	153,932
Cameron International Corp.*	2,207	146,501
FMC Technologies, Inc.*	1,895	102,917
Halliburton Co.	2,341	151,018
National Oilwell Varco, Inc.	1,412	107,453
Schlumberger Ltd.	1,278	129,960
Total Oil & Gas Services		791,781

Packaging & Containers–0.8%
Ball Corp.	795	50,300
Bemis Co., Inc.	724	27,526
Owens-Illinois, Inc.*	3,636	94,718
Sealed Air Corp.	2,072	72,271
Total Packaging & Containers		244,815

Pharmaceuticals–3.4%
Abbott Laboratories	1,141	47,454
AbbVie, Inc.	851	49,154
Actavis PLC*	764	184,338

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–3.4% (continued)
Allergan, Inc.	315	$56,130
AmerisourceBergen Corp.	1,240	95,852
Bristol-Myers Squibb Co.	561	28,712
Cardinal Health, Inc.	514	38,509
Eli Lilly & Co.	305	19,779
Express Scripts Holding Co.*	2,224	157,081
Johnson & Johnson	247	26,328
McKesson Corp.	506	98,503
Mead Johnson Nutrition Co.	236	22,708
Merck & Co., Inc.	253	14,998
Mylan, Inc.*	2,562	116,545
Pfizer, Inc.	516	15,258
Total Pharmaceuticals		971,349

Pipelines–0.3%
Kinder Morgan, Inc.(a)	469	17,982
ONEOK, Inc.	533	34,938
Spectra Energy Corp.	221	8,676
Williams Cos., Inc. (The)	344	19,040
Total Pipelines		80,636

Real Estate–0.2%
CBRE Group, Inc., Class A*	1,888	56,149

Real Estate Investment Trust–0.7%
American Tower Corp.	363	33,988
AvalonBay Communities, Inc.	79	11,137
Boston Properties, Inc.	72	8,335
Crown Castle International Corp.	148	11,918
Equity Residential	149	9,175
Essex Property Trust, Inc.	54	9,653
General Growth Properties, Inc.	380	8,949
HCP, Inc.	233	9,252
Host Hotels & Resorts, Inc.	530	11,305
Iron Mountain, Inc.	745	24,324
Plum Creek Timber Co., Inc.	331	12,912
Public Storage	61	10,116

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Real Estate Investment Trust–0.7% (continued)
Simon Property Group, Inc.	59	$9,701
Ventas, Inc.	147	9,107
Vornado Realty Trust	101	10,096
Weyerhaeuser Co.	395	12,585
Total Real Estate Investment Trust		202,553

Retail–11.6%
AutoNation, Inc.*	2,472	124,366
AutoZone, Inc.*	280	142,705
Bed Bath & Beyond, Inc.*	1,910	125,735
Best Buy Co., Inc.	5,513	185,182
CarMax, Inc.*(a)	1,236	57,412
Chipotle Mexican Grill, Inc.*	51	33,996
Coach, Inc.	480	17,093
Costco Wholesale Corp.	224	28,072
CVS Health Corp.	1,272	101,238
Darden Restaurants, Inc.	1,020	52,489
Dollar General Corp.*	2,333	142,570
Dollar Tree, Inc.*	2,550	142,978
Family Dollar Stores, Inc.	423	32,672
GameStop Corp., Class A(a)	3,740	154,088
Gap, Inc. (The)	3,359	140,037
Home Depot, Inc. (The)	1,550	142,197
Kohl’s Corp.	2,114	129,017
L Brands, Inc.	1,041	69,726
Lowe’s Cos., Inc.	2,615	138,386
Macy’s, Inc.	2,523	146,788
McDonald’s Corp.	299	28,348
Nordstrom, Inc.	810	55,380
O’Reilly Automotive, Inc.*	665	99,989
PetSmart, Inc.	1,399	98,056
PVH Corp.	1,075	130,236
Ross Stores, Inc.	1,389	104,981
Starbucks Corp.	817	61,651
Target Corp.	1,793	112,385
Tiffany & Co.	419	40,354
TJX Cos., Inc. (The)	1,510	89,347

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Retail–11.6% (continued)
Tractor Supply Co.	1,127	$69,322
Urban Outfitters, Inc.*	4,186	153,626
Walgreen Co.	1,136	67,331
Wal-Mart Stores, Inc.	499	38,159
Yum! Brands, Inc.	871	62,695
Total Retail		3,318,607

Savings & Loans–0.3%
People’s United Financial, Inc.	5,128	74,202

Semiconductors–3.5%
Altera Corp.	840	30,055
Analog Devices, Inc.	711	35,187
Applied Materials, Inc.	4,036	87,218
Broadcom Corp., Class A	2,001	80,881
Intel Corp.	1,429	49,758
KLA-Tencor Corp.	552	43,487
Lam Research Corp.	2,400	179,280
Linear Technology Corp.	684	30,363
Microchip Technology, Inc.	1,357	64,091
Micron Technology, Inc.*	5,114	175,206
NVIDIA Corp.	3,134	57,822
QUALCOMM, Inc.	1,581	118,211
Texas Instruments, Inc.	655	31,237
Xilinx, Inc.	835	35,362
Total Semiconductors		1,018,158

Software–2.3%
Adobe Systems, Inc.*	185	12,800
Akamai Technologies, Inc.*	867	51,847
Autodesk, Inc.*	207	11,406
CA, Inc.	1,020	28,499
Cerner Corp.*	683	40,686
Citrix Systems, Inc.*	907	64,705
Dun & Bradstreet Corp. (The)	292	34,301
Electronic Arts, Inc.*	2,820	100,420
Fidelity National Information Services, Inc.	927	52,190

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Software–2.3% (continued)
Fiserv, Inc.*	667	$43,112
Intuit, Inc.	613	53,730
Microsoft Corp.	687	31,849
Oracle Corp.	1,909	73,077
Paychex, Inc.	617	27,271
Red Hat, Inc.*	488	27,401
salesforce.com, Inc.*	280	16,108
Total Software		669,402

Telecommunications–1.3%
AT&T, Inc.	539	18,994
Cisco Systems, Inc.	1,270	31,966
Corning, Inc.	4,742	91,710
Frontier Communications Corp.	3,119	20,305
Harris Corp.	154	10,226
Juniper Networks, Inc.	6,288	139,279
Motorola Solutions, Inc.	205	12,972
Verizon Communications, Inc.	723	36,143
Total Telecommunications		361,595

Textiles–0.3%
Mohawk Industries, Inc.*	689	92,891

Toys/Games/Hobbies–0.2%
Hasbro, Inc.	915	50,321
Mattel, Inc.	528	16,183
Total Toys/Games/Hobbies		66,504

Transportation–1.5%
C.H. Robinson Worldwide, Inc.	411	27,258
CSX Corp.	1,322	42,383
Expeditors International of Washington, Inc.	391	15,867
FedEx Corp.	650	104,942
Kansas City Southern	358	43,390
Norfolk Southern Corp.	555	61,938
Ryder System, Inc.	640	57,581
Union Pacific Corp.	320	34,694

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Transportation–1.5% (continued)
United Parcel Service, Inc., Class B	392	$38,530
Total Transportation		426,583
Total Common Stocks (Cost $24,319,732)		28,505,945

MONEY MARKET FUND–0.7%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(b) (Cost $185,060)	185,060	185,060

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.3%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $379,111)	379,111	379,111

Total Investments–101.4% (Cost $24,883,903)		29,070,116
Liabilities in Excess of Other Assets–(1.4)%		(390,942)
Net Assets–100.0%		$28,679,174

*	Non-income producing security
**	Less than 0.05%
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $369,630; the aggregate market value of the collateral held by the fund is $379,111.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.0%
Debt Fund–99.0%
AdvisorShares Peritus High Yield ETF†	63,115	$3,163,955
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,782	4,111,928
iShares International Treasury Bond ETF	7,369	732,700
PIMCO 1 - 5 Year U.S. TIPS Index ETF	4,813	252,923
PowerShares Build America Bond Portfolio	26,556	787,385
PowerShares Emerging Markets Sovereign Debt Portfolio	73,067	2,079,487
PowerShares Financial Preferred Portfolio(a)	128,717	2,318,193
PowerShares International Corporate Bond Portfolio(a)	33,812	982,577
PowerShares National AMT-Free Municipal Bond Portfolio(a)	31,546	792,436
PowerShares Senior Loan Portfolio(a)	93,470	2,269,452
SPDR Barclays Convertible Securities ETF(a)	37,224	1,848,172
SPDR DB International Government Inflation-Protected Bond ETF	12,621	741,231
Vanguard Intermediate-Term Government Bond ETF(a)	12,123	772,962
Vanguard Long-Term Government Bond ETF(a)	11,095	802,279
Vanguard Mortgage-Backed Securities ETF	34,503	1,813,823
Vanguard Short-Term Bond ETF	9,585	767,471
WisdomTree Emerging Markets Corporate Bond Fund	17,131	1,299,729
Total Exchange Traded Funds (Cost $25,163,699)		25,536,703

MONEY MARKET FUND–1.2%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(b) (Cost $306,041)	306,041	306,041

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–12.4%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $3,210,365)	3,210,365	3,210,365
Total Investments–112.6% (Cost $28,680,105)		29,053,109
Liabilities in Excess of Other Assets–(12.6)%		(3,245,611)
Net Assets–100.0%		$25,807,498

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ETF - Exchange Traded Fund
TIPS - Treasury Inflation Protected Securities

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	Depreciation	09/30/2014	Income
AdvisorShares Madrona Global Bond ETF	$3,112,080	$250,484	$-	$-	$(198,609)	$3,163,955	$57,711

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,124,304; the aggregate market value of the collateral held by the fund is $3,210,365.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.2%
Advertising–0.4%
Publicis Groupe SA (France)(a)	2,727	$46,468
WPP PLC (United Kingdom)(a)	279	28,023
Total Advertising		74,491

Aerospace/Defense–1.0%
Airbus Group NV (France)(a)	7,424	115,963
Safran SA (France)(a)	3,973	63,568
Total Aerospace/Defense		179,531

Airlines–2.2%
Air France-KLM (France)*(a)(b)	9,441	88,085
Cathay Pacific Airways Ltd. (Hong Kong)(a)	12,821	117,056
International Consolidated Airlines Group SA (United Kingdom)*(a)	4,433	132,148
Ryanair Holdings PLC (Ireland)*(a)	1,157	65,289
Total Airlines		402,578

Apparel–0.5%
adidas AG (Germany)(a)(b)	1,370	51,238
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	699	22,641
Prada SpA (Italy)(a)	971	11,687
Total Apparel		85,566

Auto Manufacturers–4.8%
Bayerische Motoren Werke AG (Germany)(a)	891	32,254
Daimler AG (Germany)(a)	1,065	81,249
Fiat SpA (Italy)*(a)	11,803	114,489
Honda Motor Co. Ltd. (Japan)(a)	2,326	79,735
Nissan Motor Co. Ltd. (Japan)(a)	5,084	98,452
Porsche Automobil Holding SE (Germany)(a)(b)	11,479	91,258
Tata Motors Ltd. (India)(a)	3,258	142,407
Toyota Motor Corp. (Japan)(a)	442	51,948
Volkswagen AG (Germany)(a)	1,971	81,367

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–4.8% (continued)
Volvo AB (Sweden)(a)	9,576	$103,038
Total Auto Manufacturers		876,197

Auto Parts & Equipment–2.1%
Bridgestone Corp. (Japan)(a)	4,774	78,580
Cie Generale des Etablissements Michelin (France)(a)	4,313	80,955
Continental AG (Germany)(a)	1,663	62,978
Magna International, Inc. (Canada)	782	74,220
Valeo SA (France)(a)	1,576	87,468
Total Auto Parts & Equipment		384,201

Banks–14.5%
Agricultural Bank of China Ltd. (China)(a)	8,083	89,398
Akbank TAS (Turkey)(a)	6,223	40,138
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	8,756	105,072
Banco Bradesco SA (Brazil)(a)	6,002	85,529
Banco Santander SA (Spain)(a)(b)	8,772	83,334
Bank of China Ltd. (China)(a)	6,820	76,520
Bank of East Asia Ltd. (Hong Kong)(a)	5,196	20,665
Bank of Ireland (Ireland)*(a)(b)	7,887	124,851
Barclays PLC (United Kingdom)(a)	5,147	76,227
BNP Paribas SA (France)(a)	2,966	97,641
China Construction Bank Corp. (China)(a)	4,796	67,192
Commercial International Bank Egypt SAE (Egypt)(a)(b)	19,749	133,582
Commerzbank AG (Germany)*(a)	8,379	124,546
Credit Agricole SA (France)(a)	14,158	105,548
Credit Suisse Group AG (Switzerland)*(a)	4,155	114,844
DBS Group Holdings Ltd. (Singapore)(a)	1,182	68,320
Erste Group Bank AG (Austria)(a)	9,421	107,399
HSBC Holdings PLC (United Kingdom)(a)	1,290	65,635
ICICI Bank Ltd. (India)(a)	673	33,044
Industrial & Commercial Bank of China Ltd. (China)(a)(b)	4,564	57,004
ING Groep NV (Netherlands)*(a)	6,423	91,142
Intesa Sanpaolo SpA (Italy)(a)	5,981	108,047

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Banks–14.5% (continued)
Itau Unibanco Holding SA (Brazil)(a)	3,501	$48,594
KBC Groep NV (Belgium)*(a)	4,055	107,498
Lloyds Banking Group PLC (United Kingdom)*(a)	19,609	98,829
National Australia Bank Ltd. (Australia)(a)	790	11,198
National Bank of Greece SA (Greece)*(a)	30,653	92,266
Nordea Bank AB (Sweden)(a)(b)	4,881	62,867
PT Bank Mandiri Persero Tbk (Indonesia)(a)(b)	2,796	23,067
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	5,978	71,318
Skandinaviska Enskilda Banken AB (Sweden)*(a)(b)	3,569	47,254
Societe Generale SA (France)(a)	10,212	104,213
Turkiye Garanti Bankasi As (Turkey)(a)	13,247	46,497
United Overseas Bank Ltd. (Singapore)(a)	1,193	41,982
Total Banks		2,631,261

Beverages–0.2%
Carlsberg A/S, Class B (Denmark)(a)	2,527	44,917

Biotechnology–0.5%
CSL Ltd. (Australia)(a)(b)	1,094	35,555
Genmab A/S (Denmark)*(a)	2,402	50,562
Total Biotechnology		86,117

Building Materials–1.5%
Anhui Conch Cement Co. Ltd., Class H (China)(a)(b)	3,584	56,663
CRH PLC (Ireland)(a)	2,334	53,238
HeidelbergCement AG (Germany)(a)(b)	5,962	78,520
Holcim Ltd. (Switzerland)*(a)(b)	6,208	89,706
Total Building Materials		278,127

Chemicals–3.9%
Akzo Nobel NV (Netherlands)(a)	2,787	63,181
Asahi Kasei Corp. (Japan)(a)	2,473	40,236
BASF SE (Germany)(a)	341	31,225
Braskem SA (Brazil)(a)	10,874	143,211

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Chemicals–3.9% (continued)
Givaudan SA (Switzerland)(a)	813	$25,853
Koninklijke DSM NV (Netherlands)(a)(b)	1,582	24,442
Lonza Group AG (Switzerland)*(a)	7,559	90,708
Methanex Corp. (Canada)	653	43,620
Shin-Etsu Chemical Co. Ltd. (Japan)(a)(b)	1,466	23,845
Sinopec Shanghai Petrochemical Co. Ltd. (China)(a)(b)	4,254	139,701
Symrise AG (Germany)(a)	1,392	18,416
Syngenta AG (Switzerland)(a)	907	57,477
Total Chemicals		701,915

Coal–0.7%
Yanzhou Coal Mining Co. Ltd. (China)(a)(b)	16,779	136,413

Commercial Services–2.4%
Adecco SA (Switzerland)*(a)(b)	2,177	73,517
Ashtead Group PLC (United Kingdom)(a)(b)	1,422	98,630
Brambles Ltd. (Australia)(a)(b)	1,201	19,943
Estacio Participacoes SA (Brazil)(a)	8,380	87,152
New Oriental Education & Technology Group Inc. (China)*(a)	6,120	141,984
Secom Co. Ltd. (Japan)(a)	1,612	23,938
Total Commercial Services		445,164

Computers–2.4%
Cap Gemini SA (France)(a)	1,549	55,408
CGI Group, Inc., Class A (Canada)*(b)	1,576	53,222
Gemalto NV (Netherlands)(a)(b)	1,239	56,845
Indra Sistemas SA (Spain)(a)(b)	5,078	35,292
Ingenico (France)(a)(b)	3,367	68,330
Lenovo Group Ltd. (Hong Kong)(a)	3,424	101,864
Logitech International SA (Switzerland)*	5,077	65,087
Total Computers		436,048

Cosmetics/Personal Care–0.2%
Kao Corp. (Japan)(a)	1,044	40,716

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Distribution/Wholesale–0.9%
Li & Fung Ltd. (Hong Kong)(a)	5,866	$12,993
Mitsubishi Corp. (Japan)(a)	2,620	107,341
Wolseley PLC (United Kingdom)(a)	9,165	48,254
Total Distribution/Wholesale		168,588

Diversified Financial Services–2.7%
Aberdeen Asset Management PLC (United Kingdom)(a)(b)	3,551	46,731
Deutsche Boerse AG (Germany)(a)	2,316	15,482
Julius Baer Group Ltd. (Switzerland)*(a)	11,882	105,631
KB Financial Group, Inc. (South Korea)(a)	2,202	79,756
Nomura Holdings, Inc. (Japan)(a)	19,983	118,100
ORIX Corp. (Japan)(a)	853	58,857
Shinhan Financial Group Co. Ltd. (South Korea)(a)	1,523	69,236
Total Diversified Financial Services		493,793

Electric–0.7%
Empresa Nacional de Electricidad SA (Chile)(a)	476	20,925
Enersis SA (Chile)(a)	1,167	18,415
Korea Electric Power Corp. (South Korea)(a)	4,330	97,165
Total Electric		136,505

Electrical Components & Equipment–0.3%
Hitachi Ltd. (Japan)(a)	469	35,879
Schneider Electric SA (France)(a)	1,768	26,953
Total Electrical Components & Equipment		62,832

Electronics–1.1%
Kyocera Corp. (Japan)(a)	1,822	85,069
LG Display Co. Ltd. (South Korea)*(a)	7,484	117,873
Total Electronics		202,942

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Energy - Alternate Sources–0.6%
Vestas Wind Systems A/S (Denmark)*(a)	8,058	$104,432

Engineering & Construction–1.0%
Balfour Beatty PLC (United Kingdom)(a)	6,196	37,548
Empresas ICA SAB de CV (Mexico)*(a)(b)	20,132	139,313
Total Engineering & Construction		176,861

Entertainment–0.7%
500.com Ltd., Class A (China)*(a)(b)	3,725	125,644

Food–1.9%
BRF SA (Brazil)(a)	1,472	35,019
Carrefour SA (France)(a)(b)	10,316	64,114
First Pacific Co. Ltd./Hong Kong (Hong Kong)(a)(b)	6,888	36,403
Gruma SAB de CV (Mexico)*(a)(b)	1,954	83,651
Marine Harvest ASA (Norway)(a)(b)	9,211	129,506
Total Food		348,693

Forest Products & Paper–0.9%
Klabin SA (Brazil)(a)	2,643	25,003
Stora Enso OYJ (Finland)(a)	8,533	70,440
Svenska Cellulosa AB SCA (Sweden)(a)	2,662	63,196
Total Forest Products & Paper		158,639

Gas–0.2%
Hong Kong & China Gas Co. Ltd. (Hong Kong)(a)	15,492	33,075

Hand/Machine Tools–0.4%
Sandvik AB (Sweden)(a)	6,376	71,539

Healthcare - Products–0.4%
Sonova Holding AG (Switzerland)(a)	2,032	64,557

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Healthcare - Services–0.4%
iKang Healthcare Group, Inc. (China)*(a)(b)	4,157	$80,895

Holding Companies - Diversified–0.8%
Hutchison Whampoa Ltd. (Hong Kong)(a)	3,219	77,353
Jardine Matheson Holdings Ltd. (Hong Kong)(a)(b)	783	46,541
KOC Holding AS (Turkey)(a)	998	23,034
Total Holding Companies - Diversified		146,928

Home Furnishings–0.6%
Panasonic Corp. (Japan)(a)	8,471	101,483

Insurance–3.4%
Aegon NV (Netherlands)(c)	14,903	122,503
AIA Group Ltd. (Hong Kong)(a)	2,519	51,715
Aviva PLC (United Kingdom)(a)(b)	2,621	44,400
AXA SA (France)(a)	3,059	75,313
MS&AD Insurance Group Holdings (Japan)(a)	6,280	68,232
Ping An Insurance Group Co. of China Ltd. (China)(a)	5,332	80,513
Prudential PLC (United Kingdom)(a)	1,320	58,753
RSA Insurance Group PLC (United Kingdom)*(a)(b)	14,969	118,704
Total Insurance		620,133

Internet–3.4%
Autohome, Inc. (China)*(a)	969	40,708
Bitauto Holdings Ltd. (China)*(a)	1,699	132,522
Criteo SA (France)*(a)	2,343	78,842
Leju Holdings Ltd. (China)*(a)(b)	8,309	106,771
Perfect World Co. Ltd. (China)(a)	2,363	46,527
Qihoo 360 Technology Co. Ltd. (China)*(a)	474	31,981
QIWI PLC (Cyprus)(a)	484	15,290
SouFun Holdings Ltd.(a)	6,190	61,590
YY, Inc. (China)*(a)(b)	1,426	106,793
Total Internet		621,024

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Iron/Steel–2.9%
ArcelorMittal (Luxembourg)(b)(c)	7,846	$107,412
Cia Siderurgica Nacional SA (Brazil)(a)(b)	14,081	49,988
Gerdau SA (Brazil)(a)	6,538	31,382
POSCO (South Korea)(a)	1,215	92,218
Ternium SA (Luxembourg)(a)	5,385	129,509
Vale SA (Brazil)(a)(b)	10,265	113,018
Total Iron/Steel		523,527

Leisure Time–0.5%
Carnival PLC (United Kingdom)(a)	2,095	83,695

Lodging–1.8%
Accor SA (France)(a)(b)	5,389	47,288
China Lodging Group Ltd. (China)*(a)	1,148	29,584
Home Inns & Hotels Management, Inc. (China)*(a)	2,490	72,185
Melco Crown Entertainment Ltd. (Hong Kong)(a)	3,117	81,946
Sands China Ltd. (Cayman Islands)(a)	1,064	56,552
Wynn Macau Ltd. (Cayman Islands)(a)	991	32,554
Total Lodging		320,109

Machinery - Construction & Mining–0.6%
Atlas Copco AB, Class A (Sweden)(a)	704	20,113
Mitsubishi Electric Corp. (Japan)(a)	3,089	82,199
Total Machinery - Construction & Mining		102,312

Machinery - Diversified–0.2%
Alstom SA (France)*(a)	8,946	30,148

Media–0.7%
British Sky Broadcasting Group PLC (United Kingdom)(a)	287	16,573
ITV PLC (United Kingdom)(a)	2,121	70,926
ProSiebenSat.1 Media AG (Germany)(a)	3,736	37,229
Total Media		124,728

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Metal Fabricate/Hardware–1.1%
Assa Abloy AB (Sweden)(a)	1,740	$44,640
SKF AB (Sweden)(a)	4,861	101,546
Vallourec SA (France)(a)(b)	6,042	55,012
Total Metal Fabricate/Hardware		201,198

Mining–4.0%
Anglo American PLC (United Kingdom)(a)	1,631	18,210
BHP Billiton Ltd. (Australia)(a)	477	28,086
First Majestic Silver Corp. (Canada)*	4,729	36,886
Glencore PLC (Switzerland)(a)	4,592	50,856
Gold Fields Ltd. (South Africa)(a)	39,522	154,136
Harmony Gold Mining Co. Ltd. (South Africa)*(a)	43,617	94,213
Impala Platinum Holdings Ltd. (South Africa)*(a)	2,969	22,594
MMC Norilsk Nickel OJSC (Russia)(a)	7,916	147,079
Norsk Hydro ASA (Norway)(a)(b)	18,479	103,205
Randgold Resources Ltd. (Jersey Islands)(a)(b)	489	33,052
Silver Wheaton Corp. (Canada)	2,435	48,530
Total Mining		736,847

Miscellaneous Manufacturing–1.0%
Orkla ASA (Norway)(a)	11,494	104,365
Siemens AG (Germany)(a)	639	76,086
Total Miscellaneous Manufacturing		180,451

Oil & Gas–7.8%
Beach Energy Ltd. (Australia)(a)	3,561	86,682
Bellatrix Exploration Ltd. (Canada)*(b)	14,218	87,441
BG Group PLC (United Kingdom)(a)	2,713	50,299
BP PLC (United Kingdom)(a)	1,167	51,290
Crescent Point Energy Corp. (Canada)(b)	1,922	69,384
Enerplus Corp. (Canada)(b)	4,860	92,194
Eni SpA (Italy)(a)	1,111	52,495
Gazprom Neft OAO (Russia)(a)	6,582	124,663
Gazprom OAO (Russia)(a)	8,726	60,907

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas–7.8% (continued)
Imperial Oil Ltd. (Canada)	409	$19,313
Lukoil OAO (Russia)(a)	1,884	95,896
Pengrowth Energy Corp. (Canada)	2,192	11,398
Petrobras Argentina SA (Argentina)(a)	22,578	147,660
Petroleo Brasileiro SA (Brazil)(a)	5,131	72,809
Precision Drilling Corp. (Canada)	7,589	81,885
Premier Oil PLC (United Kingdom)(a)	16,498	88,264
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	477	36,314
Vermilion Energy, Inc. (Canada)	432	26,253
YPF SA (Argentina)(a)	4,717	174,482
Total Oil & Gas		1,429,629

Oil & Gas Services–1.8%
CGG SA (France)*(a)(b)	8,757	79,864
Petroleum Geo-Services ASA (Norway)(a)	10,388	65,185
Subsea 7 SA (Luxembourg)(a)	7,120	101,246
Technip SA (France)(a)	3,492	73,227
Total Oil & Gas Services		319,522

Pharmaceuticals–2.3%
Astellas Pharma, Inc. (Japan)(a)(b)	4,061	60,324
Bayer AG (Germany)(a)	268	37,549
Grifols SA (Spain)(a)	1,507	52,941
Hypermarcas SA (Brazil)*(a)(b)	4,943	35,491
Ipsen SA (France)(a)	1,807	22,027
Meda AB (Sweden)(a)	4,659	65,459
Sanofi (France)(a)	278	15,688
Shire PLC (Ireland)(a)	117	30,309
Valeant Pharmaceuticals International, Inc. (Canada)*	736	96,563
Total Pharmaceuticals		416,351

Real Estate–1.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)(a)	9,310	47,388

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Real Estate–1.3% (continued)
E-House China Holdings Ltd. (China)(a)	8,643	$82,281
Gafisa SA (Brazil)(a)(b)	47,101	112,572
Total Real Estate		242,241

Retail–1.6%
Cie Financiere Richemont SA (Switzerland)(a)	3,086	25,089
Jumei International Holding Ltd. (China)*(a)(b)	1,981	46,514
Kering (France)(a)	1,507	30,306
Kingfisher PLC (United Kingdom)(a)	2,985	31,328
Marks & Spencer Group PLC (United Kingdom)(a)	2,233	29,319
Pandora A/S (Denmark)(a)(b)	6,003	116,758
Swatch Group AG (The) (Switzerland)(a)	721	17,030
Total Retail		296,344

Semiconductors–4.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	11,409	67,427
ARM Holdings PLC (United Kingdom)(a)	901	39,365
ASML Holding NV (Netherlands)(c)	1,154	114,038
Himax Technologies, Inc. (Taiwan)(a)(b)	19,988	202,878
Infineon Technologies AG (Germany)(a)	7,983	82,225
Siliconware Precision Industries Co. (Taiwan)(a)	16,941	115,538
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	2,162	43,629
Tokyo Electron Ltd. (Japan)(a)	7,745	126,244
Total Semiconductors		791,344

Software–1.6%
Cheetah Mobile, Inc. (China)*(a)(b)	5,390	98,368
Mitel Networks Corp. (Canada)*	6,483	59,319
SAP SE (Germany)(a)	186	13,422
Shanda Games Ltd. (China)*(a)	19,537	127,772
Total Software		298,881

Telecommunications–4.6%
Alcatel-Lucent (France)*(a)	30,471	92,327

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Telecommunications–4.6% (continued)
BT Group PLC (United Kingdom)(a)	247	$15,185
China Unicom Ltd. (Hong Kong)(a)	7,256	109,058
Deutsche Telekom AG (Germany)(a)	3,708	56,065
Hellenic Telecommunications Organization SA (Greece)*(a)	2,194	14,151
KDDI Corp. (Japan)(a)(b)	5,105	76,473
KT Corp. (South Korea)(a)	1,573	25,498
Nokia OYJ (Finland)(a)	15,403	130,309
SK Telecom Co. Ltd. (South Korea)(a)	1,040	31,554
SoftBank Corp. (Japan)(a)	1,281	44,784
Telecom Argentina SA (Argentina)(a)	4,769	96,811
Telefonaktiebolaget LM Ericsson (Sweden)(a)	3,591	45,211
VimpelCom Ltd. (Netherland)(a)	13,524	97,643
Total Telecommunications		835,069

Transportation–1.3%
Canadian Pacific Railway Ltd. (Canada)	187	38,797
Deutsche Post AG (Germany)(a)	798	25,556
Royal Mail PLC (United Kingdom)(a)	7,014	87,675
TNT Express NV (Netherlands)(a)(b)	12,775	80,738
Total Transportation		232,766

Water–1.1%
Suez Environnement Co. (France)(a)(b)	8,613	72,263
Veolia Environnement SA (France)(a)	6,808	119,480
Total Water		191,743
Total Common Stocks (Cost $18,227,183)		17,878,710

MONEY MARKET FUND–1.8%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(d) (Cost $325,250)	325,250	325,250

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–15.7%
BNY Mellon Securities Lending Overnight Fund, 0.08%(e) (Cost $2,859,204)	2,859,204	$2,859,204

Total Investments–115.7% (Cost $21,411,637)		21,063,164
Liabilities in Excess of Other Assets–(15.7)%		(2,857,573)
Net Assets–100.0%		$18,205,591

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,775,485; the aggregate market value of the collateral held by the fund is $2,859,204.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2014.
(e)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–19.3%
Equity Fund–19.3%
iShares Russell 1000 Growth ETF(a)	16,281	$1,491,828
Vanguard Large-Cap ETF(a)	16,446	1,487,705
Total Exchange Traded Funds (Cost $2,992,903)		2,979,533

MONEY MARKET FUND–66.4%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class, 0.00%(b) (Cost $10,237,161)	10,237,161	10,237,161

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–4.4%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $679,490)	679,490	679,490
Total Investments–90.1% (Cost $13,909,554)		13,896,184
Other Assets in Excess of Liabilities–9.9%		1,521,706
Net Assets–100.0%		$15,417,890

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $665,066; the aggregate market value of the collateral held by the fund is $679,490.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–82.1%
Commodity Fund–10.0%
PowerShares DB Agriculture Fund*	15,865	$405,351
PowerShares DB Base Metals Fund*(a)	23,509	397,537
PowerShares DB Energy Fund*(a)	14,279	384,389
United States Natural Gas Fund LP*(a)	37,582	830,938
Total Commodity Fund		2,018,215

Currency Fund–8.7%
PowerShares DB US Dollar Index Bullish Fund*(a)	18,087	413,650
ProShares UltraShort Euro*	56,936	1,136,443
ProShares UltraShort Yen*	2,727	206,597
Total Currency Fund		1,756,690

Debt Fund–7.1%
iShares 20+ Year Treasury Bond ETF	12,400	1,441,748

Equity Fund–56.3%
Consumer Staples Select Sector SPDR Fund	8,932	402,923
Financial Select Sector SPDR Fund	43,957	1,018,484
Global X MSCI Argentina ETF	28,251	596,661
Health Care Select Sector SPDR Fund	16,442	1,050,808
iShares MSCI Emerging Markets ETF	18,781	780,538
iShares MSCI Spain Capped ETF(a)	4,967	193,216
iShares Residential Real Estate Capped ETF(a)	15,328	783,874
iShares S&P 500 Value ETF	9,072	817,115
Materials Select Sector SPDR Fund(a)	12,523	621,016
ProShares Ultra Nasdaq Biotechnology*	3,899	405,418
SPDR Dow Jones International Real Estate ETF	9,463	391,863
Technology Select Sector SPDR Fund	26,516	1,058,254
Utilities Select Sector SPDR Fund(a)	9,526	400,949
Vanguard Global ex-U.S. Real Estate ETF	7,105	386,867
Vanguard REIT ETF	10,944	786,326
WisdomTree India Earnings Fund	18,376	402,618

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–56.3% (continued)
WisdomTree Japan Hedged Equity Fund	24,240	$1,268,237
Total Equity Fund		11,365,167
Total Exchange Traded Funds (Cost $16,379,441)		16,581,820

MONEY MARKET FUND–11.7%
Goldman Sachs Financial Square Fund, 0.06%(b) (Cost $2,354,824)	2,354,824	2,354,824

CLOSED–END FUND–3.0%
Country Funds - Closed-end–3.0%
Morgan Stanley China A Share Fund, Inc. (Cost $617,868)	24,690	599,967

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.3%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $1,081,340)	1,081,340	1,081,340

Total Investments–102.1% (Cost $20,433,473)		20,617,951
Liabilities in Excess of Other Assets–(2.1)%		(429,109)
Net Assets–100.0%		$20,188,842

LP - Limited Partnership

ETF - Exchange Traded Fund

†	Formerly known as AdvisorShares Cambria Global Tactical ETF
*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,056,776; the aggregate market value of the collateral held by the fund is $1,081,340.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–18.3%
Consumer Discretionary–1.7%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	$115,000	$115,000
Boyd Gaming Corp., 9.13%, 12/01/18(a)	210,000	219,975
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/21	80,000	78,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	85,000	83,513
Dish DBS Corp., 4.63%, 07/15/17	230,000	235,175
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	290,000	295,800
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	165,000	169,074
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	36,694
QVC, Inc., 3.13%, 04/01/19	505,000	507,281
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	238,559
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	375,469
Weyerhaeuser Real Estate Co., 4.38%, 06/15/19‡	70,000	68,687
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	451,732
Total Consumer Discretionary		2,875,659

Energy–0.7%
California Resources Corp., 5.00%, 01/15/20‡	280,000	284,900
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 04/15/21‡	210,000	200,550
Forest Oil Corp., 7.25%, 06/15/19(a)	92,000	86,480
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19‡	160,000	157,000
Parker Drilling Co., 6.75%, 07/15/22‡	100,000	101,000
Plains Exploration & Production Co., 6.50%, 11/15/20	164,000	180,010
QEP Resources, Inc., 6.88%, 03/01/21	225,000	245,250
Total Energy		1,255,190

Financials–8.7%
American International Group, Inc., 3.38%, 08/15/20	335,000	345,477
Associated Banc-Corp., 5.13%, 03/28/16	60,000	63,377
Associates Corp. of North America, 6.95%, 11/01/18	415,000	487,144

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Financials–8.7% (continued)
Aviation Capital Group Corp., 3.88%, 09/27/16‡	$430,000	$442,484
Bank of America Corp., 2.00%, 01/11/18	235,000	234,162
Bank of America Corp., 5.49%, 03/15/19	66,000	73,006
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	222,642
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	87,319
Capital One Financial Corp., 6.15%, 09/01/16	400,000	437,264
CNA Financial Corp., 5.85%, 12/15/14	100,000	101,152
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	454,938
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	140,178
DDR Corp., 7.88%, 09/01/20	180,000	223,943
DDR Corp., 3.50%, 01/15/21	145,000	146,262
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	184,625
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	346,999
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	569,309
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	333,673
Genworth Holdings, Inc., 7.63%, 09/24/21	200,000	242,984
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	727,863
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,679
HCP, Inc., 3.75%, 02/01/19	175,000	184,502
Health Care REIT, Inc., 4.70%, 09/15/17	220,000	239,127
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	149,470
HSBC Finance Corp., 6.68%, 01/15/21	225,000	264,108
HSBC USA, Inc., 1.63%, 01/16/18	200,000	199,439
HSBC USA, Inc., 2.63%, 09/24/18	225,000	230,378
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	239,862
International Lease Finance Corp., 3.88%, 04/15/18	390,000	387,806
iStar Financial, Inc., 4.00%, 11/01/17	410,000	399,750
Jefferies Group LLC, 5.13%, 04/13/18	275,000	300,007
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	312,318
Lazard Group LLC, 4.25%, 11/14/20	275,000	287,877
Lincoln National Corp., 8.75%, 07/01/19	125,000	159,392
Lincoln National Corp., 6.05%, 04/20/67@	100,000	102,750
Morgan Stanley, 5.55%, 04/27/17	425,000	465,595
Morgan Stanley, 2.13%, 04/25/18	180,000	180,135

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Financials–8.7% (continued)
National Retail Properties, Inc., 5.50%, 07/15/21	$250,000	$282,310
Nationstar Mortgage LLC, 6.50%, 08/01/18	460,000	461,150
Navient Corp., 4.88%, 06/17/19	285,000	285,713
PennantPark Investment Corp., 4.50%, 10/01/19	435,000	437,834
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	303,188
Regions Financial Corp., 5.75%, 06/15/15	325,000	335,417
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	117,120
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	736,380
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	418,065
State Street Corp., 4.96%, 03/15/18	300,000	326,749
Ventas Realty LP, 4.00%, 04/30/19	310,000	330,056
Voya Financial, Inc., 2.90%, 02/15/18	365,000	375,806
Wells Fargo & Co., 5.13%, 09/15/16	75,000	80,853
Willis North America, Inc., 6.20%, 03/28/17	250,000	273,436
Zions Bancorporation, 4.50%, 03/27/17	195,000	206,510
Total Financials		15,023,583

Health Care–0.6%
Community Health Systems, Inc., 5.13%, 08/15/18	170,000	175,100
Forest Laboratories, Inc., 4.38%, 02/01/19‡	200,000	210,720
HCA, Inc., 3.75%, 03/15/19	160,000	156,800
HCA, Inc., 6.50%, 02/15/20	185,000	202,575
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	95,261
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	159,937
Tenet Healthcare Corp., 5.00%, 03/01/19‡	60,000	59,400
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,300
Total Health Care		1,171,093

Industrials–4.7%
ADT Corp. (The), 6.25%, 10/15/21(a)	355,000	368,312
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	375,196	417,406

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Industrials–4.7% (continued)
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	$1,109,615	$1,237,220
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1, 8.71%, 01/02/19	465,816	489,689
Continental Airlines 1998-1 Class A Pass-Through Trust, Series 981A, 6.65%, 09/15/17	308,706	327,228
Continental Airlines 1999-1 Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	337,723	374,467
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	248,058	265,422
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	677,163	779,550
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	435,824	470,690
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	775,725	839,722
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	761,356	818,458
Deluxe Corp., 7.00%, 03/15/19	170,000	178,713
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	439,534	475,224
Textron, Inc., 4.63%, 09/21/16	400,000	425,935
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	488,368	551,856
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	160,125
Total Industrials		8,180,017

Information Technology–0.4%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	310,411
Equinix, Inc., 4.88%, 04/01/20	175,000	174,125
Sanmina Corp., 4.38%, 06/01/19‡	135,000	132,637
Total Information Technology		617,173

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Materials–0.4%
Hexion US Finance Corp., 6.63%, 04/15/20	$175,000	$176,750
Huntsman International LLC, 4.88%, 11/15/20	200,000	198,000
International Paper Co., 9.38%, 05/15/19	75,000	97,753
Reynolds Group Issuer LLC, 7.88%, 08/15/19	150,000	159,750
Total Materials		632,253

Telecommunication Services–0.8%
AT&T, Inc., 3.88%, 08/15/21	210,000	220,448
Frontier Communications Corp., 7.13%, 03/15/19	250,000	271,250
Frontier Communications Corp., 6.25%, 09/15/21	90,000	89,325
Qwest Corp., 6.50%, 06/01/17	75,000	83,024
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	286,344
Verizon Communications, Inc., 2.50%, 09/15/16	45,000	46,205
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,711
Verizon Communications, Inc., 2.55%, 06/17/19(a)	200,000	200,854
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	136,277
Total Telecommunication Services		1,386,438

Utilities–0.3%
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	259,940
RJS Power Holdings LLC, 5.13%, 07/15/19‡	265,000	263,675
Total Utilities		523,615

Total Corporate Bonds (Cost $31,536,868)		31,665,021

FOREIGN BONDS–5.9%

Consumer Discretionary–0.3%
Wynn Macau Ltd., 5.25%, 10/15/21 (Cayman Islands)‡	540,000	523,800

Consumer Staples–0.3%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18 (Mexico)	470,000	473,175

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Energy–0.6%
Petrobras International Finance Co., 3.50%, 02/06/17 (Brazil)	$400,000	$407,952
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	350,000	399,875
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19 (Bermuda)	150,000	192,752
Total Energy		1,000,579

Financials–2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21 (Ireland)‡	165,000	160,256
Aircastle Ltd., 4.63%, 12/15/18 (Bermuda)	285,000	285,712
Aircastle Ltd., 6.25%, 12/01/19 (Bermuda)	250,000	264,375
Aircastle Ltd., 5.13%, 03/15/21 (Bermuda)	210,000	207,900
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)	250,000	253,437
Banco Santander Chile, 2.11%, 06/07/18 (Chile)@‡	200,000	203,750
Caixa Economica Federal, 7.25%, 07/23/24 (Brazil)@‡	400,000	402,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	301,548
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	103,565
Corpbanca SA, 3.88%, 09/22/19 (Chile)‡	500,000	503,530
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	204,663
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	409,074
Macquarie Group Ltd., 6.00%, 01/14/20 (Australia)‡	290,000	325,763
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	407,639
Schaeffler Finance BV, 4.25%, 05/15/21 (Germany)‡	375,000	361,875
XL Group PLC, Series E, 6.50%, 12/29/49 (Ireland)@	105,000	101,850
Total Financials		4,496,937

Foreign Government–0.3%
Australia Government Bond, Series 130, 4.75%, 06/15/16 (Australia)	385,000	349,015
New Zealand Government Bond, Series 1217, 6.00%, 12/15/17 (New Zealand)	265,000	219,596

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Foreign Government–0.3% (continued)
Total Foreign Government		$568,611

Health Care–0.1%†
Catamaran Corp., 4.75%, 03/15/21 (Canada)	$120,000	115,725
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18 (Canada)‡	85,000	89,888
Total Health Care		205,613

Industrials–0.6%
Air Canada 2013-1 Class B Pass-Through Trust, 5.38%, 05/15/21 (Canada)‡	539,450	552,937
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	475,000	474,406
Total Industrials		1,027,343

Materials–0.2%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	101,643
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)	170,000	172,096
Total Materials		273,739

Telecommunication Services–0.4%
Millicom International Cellular SA, 6.63%, 10/15/21 (Luxembourg)‡	280,000	291,900
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	108,725
Wind Acquisition Finance SA, 4.75%, 07/15/20 (Luxembourg)‡	375,000	360,938
Total Telecommunication Services		761,563

Utilities–0.5%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)‡	245,000	284,813
State Grid Overseas Investment 2014 Ltd., 2.75%, 05/07/19 (China)‡	500,000	501,577
Total Utilities		786,390

Total Foreign Bonds (Cost $10,213,957)		10,117,750

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7%
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.25%, 06/17/31@‡	$278,750	$277,721
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	495,492
AmeriCredit Automobile Receivables Trust, Class D, Series 2011-2, 4.00%, 05/08/17	955,000	976,647
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,062,977
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	569,927
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	500,000	492,498
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	531,492	548,345
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	382,832	423,407
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	500,878
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	140,000	138,913
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	368,652	383,648
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	393,943	421,203
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	668,347	713,400
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	708,976	720,336
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	643,617

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7% (continued)
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	$500,000	$493,810
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	641,605
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	355,794
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	201,368
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	478,783
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	424,656
CarMax Auto Owner Trust, Class B, Series 2012-1, 1.76%, 08/15/17	500,000	506,707
CarMax Auto Owner Trust, Class C, Series 2014-2, 2.08%, 01/15/20	425,000	422,219
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	399,949
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,377
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34#	438,000	464,273
Chase Funding Trust Series, Class 1A4, Series 2004-2, 5.32%, 02/26/35	1,314,919	1,329,732
Citicorp Residential Mortgage Trust Series, Class A4, Series 2006-1, 5.94%, 07/25/36#	578,309	611,563
Citicorp Residential Mortgage Trust Series, Class A6, Series 2007-2, 5.70%, 06/25/37#	609,828	633,468
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	376,338	380,351
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	623,846	663,808
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35#	876,436	897,476

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7% (continued)
Cronos Containers Program Ltd., Class A, Series 2012-2A, 3.81%, 09/18/27 (Bermuda)‡	$240,000	$240,153
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	265,719	280,943
Drug Royalty II LP 2, Class A2, Series 2014-1, 3.48%, 07/15/23‡	441,391	441,671
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	500,000	506,690
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	299,467
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	183,509
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	515,297
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	550,000	557,518
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	500,000	500,106
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	398,106	402,605
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 1.80%, 04/25/24@	500,000	486,084
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	499,883
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34#	249,012	267,364
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	195,088	196,361
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	410,467	407,118
Honda Auto Receivables Owner Trust, Class A4, Series 2011-3, 1.17%, 12/21/17	750,000	751,705
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	422,894
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	485,910	486,142

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7% (continued)
JPMorgan Mortgage Trust, Class 2A1, Series 2014-IVR3, 3.00%, 09/25/44@	$425,000	$429,383
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	314,479	326,950
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	352,004
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	1,241,364	1,256,916
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	686,185	731,219
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡#	471,193	484,339
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	429,949	462,078
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	216,446	223,216
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	330,000	329,993
Residential Funding Mortgage Securities II Home Loan Trust, Class AIIB, Series 2003-HS2, 0.40%, 06/25/28@	174,722	166,029
Santander Drive Auto Receivables Trust, Class A3, Series 2012-5, 0.83%, 12/15/16	73,010	73,045
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	265,342
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	360,000	367,385
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	598,118
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	595,440
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	311,101
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	355,385

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7% (continued)
Santander Drive Auto Receivables Trust, Class D, Series 2014-4, 3.10%, 11/16/20	$600,000	$600,347
Sierra Receivables Funding Co. LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	392,238	393,415
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	273,243	271,737
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	242,498	247,701
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	254,020	256,696
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	487,353
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	276,007
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	330,000	330,003
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	396,149	396,792
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.00%, 02/25/34#	711,645	758,117
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	161,296	159,040
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	399,579	407,577
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	462,917	457,295
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	797,820
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	495,162
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	290,959	287,174

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–23.7% (continued)
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	$389,282	$407,277
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	90,000	97,108
Wells Fargo Mortgage Backed Securities, Class A1, Series 2003-G, 2.49%, 06/25/33@	39,123	39,853
Wells Fargo Mortgage Backed Securities, Class A1, Series 2004-U, 2.58%, 10/25/34@	578,023	582,639
Westgate Resorts LLC, Class A, Series 2012-2A, 3.00%, 01/20/25‡	381,137	384,114
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	500,000	499,083
Total Asset Backed Securities (Cost $41,177,415)		41,100,711

MORTGAGE BACKED SECURITIES–28.8%
Commercial Mortgage Backed Securities–11.3%
A10 Term Asset Financing LLC, Class A1, Series 2014-1, 1.72%, 04/15/33‡	250,000	249,983
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	282,788
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.61%, 04/10/49@	1,084,000	1,177,628
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class G, Series 2005-2, 5.34%, 07/10/43@‡	1,000,000	1,017,606
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.65%, 01/25/38@‡	300,000	287,306
Bayview Financial Mortgage Pass-Through Trust, Class 1A2, Series 2006-A, 5.48%, 02/28/41#	591,868	603,431
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,066,644

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Commercial Mortgage Backed Securities–11.3% (continued)
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	$571,000	$595,486
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.89%, 06/11/50@	280,000	308,818
Capital Auto Receivables Asset Trust/Ally, Class C, Series 2013-1, 1.74%, 10/22/18	415,000	415,317
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/491	780,000	834,012
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	1,247,004	1,361,414
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.71%, 12/10/49@	140,000	153,715
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.13%, 12/10/49@	530,000	584,881
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.81%, 06/14/50@‡	340,000	366,917
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	200,000	218,682
Credit Suisse Commercial Mortgage Trust Series, Class A1A, Series 2007-C1, 5.36%, 02/15/40	490,738	521,967
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	550,000	536,305
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.80%, 08/10/45@	537,849	590,669
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.80%, 08/10/45@	906,969	991,481
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.22%, 11/05/30‡	535,000	545,280
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.70%, 10/25/27@	527,776	518,648
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.34%, 07/25/34@	142,072	143,913
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	681,305	754,691

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Commercial Mortgage Backed Securities–11.3% (continued)
Master Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	$585,758	$620,570
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	198,686	201,453
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	501,401
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	300,000	301,847
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.42%, 05/25/34@	502,847	505,059
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	237,222	237,304
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.93%, 06/15/49@	975,000	1,056,129
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	824,302
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	870,000	932,119
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, Class 2A1, Series 2003-AR4, 2.25%, 08/25/33@	243,732	244,087
Total Commercial Mortgage Backed Securities		19,551,853

Fixed Income–12.1%
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.72%, 01/25/35@	465,975	467,452
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.59%, 01/25/35@	874,152	891,129
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.28%, 04/25/34@	931,337	932,569
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	711,225
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	946,391

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Fixed Income–12.1% (continued)
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	$350,000	$364,743
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.18%, 08/25/34@	456,206	459,633
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	202,889	206,925
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,050,000	1,091,619
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 2.99%, 06/25/34@	684,262	702,323
GMACM Mortgage Loan Trust, Class A10, Series 2003-J7, 5.50%, 11/25/33	926,344	974,358
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	38,085	36,699
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	735,060	788,281
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	1,855,000	2,021,953
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.86%, 04/15/45@	1,190,000	1,277,912
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	288,145
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 6.10%, 07/15/44@	610,000	668,296
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,223,151	1,298,014
MASTR Asset Securitization Trust, Class 4A1, Series 2004-6, 5.00%, 07/25/19	171,221	174,097
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.67%, 05/12/39@	660,000	700,900
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	869,967
RALI Series Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	210,892	218,179

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Fixed Income–12.1% (continued)
RALI Series Trust, Class A6, Series 2004-QS8, 5.50%, 06/25/34	$219,331	$225,565
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.57%, 12/25/33@	389,588	393,057
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	542,568	556,874
Wachovia Bank Commercial Mortgage Trust Series, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,501,252
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.44%, 06/25/33@	292,340	295,772
Wells Fargo Mortgage Backed Securities, Class 1A2, Series 2004-K, 2.62%, 07/25/34@	596,314	604,660
Wells Fargo Mortgage Backed Securities, Class 2A1, Series 2004-Z, 2.61%, 12/25/34@	261,052	266,620
Wells Fargo Mortgage Backed Securities, Class 2A12, Series 2004-K, 2.62%, 07/25/34@	219,107	220,533
Wells Fargo Mortgage Backed Securities, Class 5A1, Series 2003-J, 2.49%, 10/25/33@	256,831	260,462
Wells Fargo Mortgage Backed Securities, Class A1, Series 2004-A, 2.64%, 02/25/34@	323,606	328,148
Wells Fargo Mortgage Backed Securities, Class A5, Series 2006-16, 5.00%, 11/25/36	159,480	165,790
Total Fixed Income		20,909,543

Non-Agency Mortgage-Backed Securities–1.5%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	213,470	228,697
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	306,606
Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 03/10/39	1,100,000	1,186,001
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 5.86%, 04/15/45@	198,646	210,849

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Non-Agency Mortgage-Backed Securities–1.5% (continued)
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	$477,263	$511,394
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.68%, 04/15/49@	226,000	237,310
Total Non-Agency Mortgage-Backed Securities		2,680,857

Residential Mortgage Backed Securities–3.9%
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.50%, 07/20/34@	430,522	433,097
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	1,001,640	1,012,764
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	205,331	214,964
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	281,598	298,963
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.40%, 09/25/34@	260,508	263,692
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.09%, 06/25/34@	972,882	978,113
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	510,651	531,262
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.50%, 08/25/34@	205,911	206,187
Master Alternative Loan Trust, Class 1A1, Series 2007-1, 0.75%, 10/25/36@	420,674	405,673
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	324,100	331,632
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.46%, 04/25/34@	229,070	229,122
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.46%, 04/25/34@	445,413	445,515
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.44%, 02/25/34@	523,568	519,828

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Residential Mortgage Backed Securities–3.9% (continued)
Structured Asset Securities Corp. Pass-Through Certificates, Class A3, Series 2002-AL1, 3.45%, 02/25/32	$483,713	$479,534
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.54%, 11/25/33@	405,293	399,672
Total Residential Mortgage Backed Securities		6,750,018

Total Mortgage Backed Securities (Cost $50,732,377)		49,892,271

U.S. TREASURY NOTES–5.5%
U.S. Treasury Note, 0.50%, 06/30/16(a)	3,500,000	3,502,324
U.S. Treasury Note, 0.88%, 05/15/17	1,000,000	998,789
U.S. Treasury Note, 1.00%, 09/15/17	5,000,000	4,992,385

Total U.S. Treasury Notes (Cost $9,494,790)		9,493,498

U.S. GOVERNMENT AGENCY SECURITIES–1.3%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	861,706	903,290
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	201,783	215,876
Federal National Mortgage Association, Class PA, Series 2010-57, 4.50%, 12/25/38	286,225	293,250
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	669,635	701,945
Government National Mortgage Association, Class KA, Series 2011-140, 4.00%, 03/20/37	106,377	107,675
Total U.S. Government Agency Securities (Cost $2,193,958)		2,222,036

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
TERM LOANS–15.3%
Consumer Discretionary–5.0%
Aristocrat International Pty Ltd., 0.00%, 09/29/21 (Australia)@(b)	$420,000	$416,151
Boyd Gaming Corp., 4.00%, 08/14/20@	306,551	302,791
Caesars Entertainment Corp., 10.50%, 10/31/16@	136,711	131,613
Caesars Entertainment Corp., 9.75%, 01/28/18@	55,860	53,088
CBAC Borrower LLC, 8.25%, 07/02/20@	200,000	204,500
Charter Communications Operating, LLC, 3.00%, 07/01/20@	417,884	406,242
Checkout Holding Corp., 4.50%, 04/09/21@	217,455	212,182
Chrysler Group LLC, 3.25%, 12/31/18@	329,175	323,118
CityCenter Holdings LLC, 4.25%, 10/16/20@	243,658	241,648
CSC Holdings LLC, 2.65%, 04/17/20@	535,043	520,832
General Nutrition Centers, Inc., 0.00%, 03/04/19@(b)	625,000	609,378
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	456,712	450,241
Landry's, Inc., 4.00%, 04/24/18@	203,477	202,152
Las Vegas Sands, LLC, 3.25%, 12/19/20@	541,472	538,713
Leslie's Poolmart, Inc., 4.25%, 10/16/19@	196,985	194,339
Libbey Glass, Inc., 3.75%, 04/09/21@	317,205	314,827
MGM Resorts International, 3.50%, 12/20/19@	358,649	352,934
Pinnacle Entertainment, Inc., 3.75%, 08/13/20@	265,177	262,082
PVH Corp., 3.25%, 02/13/20@	346,914	347,817
Seminole Hard Rock Entertainment, Inc., 3.50%, 05/14/20@	59,250	58,213
Seminole Tribe of Florida, Inc., 3.00%, 04/29/20@	404,194	402,110
Seven Sea Cruises S de RL LLC, 3.75%, 12/21/18@	306,137	304,607
SRAM LLC, 4.00%, 04/10/20@	202,410	196,337
TI Group Automotive Systems LLC, 4.25%, 07/02/21@	52,868	52,240
Tribune Company, 4.00%, 12/27/20@	268,612	265,466
Univision Communications, Inc., 4.00%, 03/01/20@	631,933	620,834

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Consumer Discretionary–5.0% (continued)
Virgin Media Investment Holdings Ltd., 3.50%, 06/07/20 (United Kingdom)@	$500,000	$487,670
Zuffa LLC, 3.75%, 02/25/20@	221,064	218,577
Total Consumer Discretionary		8,690,702

Consumer Staples–1.0%
Albertson's Holdings LLC, 4.50%, 08/25/21@	270,000	269,128
ARAMARK Corp., 3.25%, 09/07/19@	518,950	510,841
HJ Heinz Co., 0.00%, 06/05/20@)(b)	480,000	474,780
Hostess Brands, Inc., 6.75%, 03/20/20@	223,875	229,752
Prestige Brands, Inc., 0.00%, 09/03/21@(b)	29,000	28,995
Rite Aid Corp., 3.50%, 02/21/20@	222,753	219,041
Total Consumer Staples		1,732,537

Energy–1.0%
Fieldwood Energy LLC, 3.88%, 09/28/18@	199,425	196,870
MEG Energy Corp., 3.75%, 03/31/20 (Canada)@	578,513	576,240
Paragon Offshore Finance Co., 3.75%, 07/18/21 (United Kingdom)@	421,000	395,214
Seadrill Operating LP, 4.00%, 02/21/21@	502,023	479,119
Total Energy		1,647,443

Financials–1.5%
Altisource Solutions Sarl, 4.50%, 12/09/20 (Luxembourg)@	379,050	361,045
AWAS Finance Luxembourg 2012 SA, 0.00%, 07/16/18 (Luxembourg)@(b)	580,000	578,069
Delos Finance Sarl, 3.50%, 03/06/21@	633,000	626,274
Realogy Group LLC, 3.75%, 03/05/20@	498,744	490,639
TransUnion LLC, 4.00%, 04/09/21@	145,270	143,227
Walter Investment Management Corp., 4.75%, 12/18/20@	398,995	382,911
Total Financials		2,582,165

Health Care–1.3%
Accellent, Inc., 4.50%, 03/12/21@	208,950	205,607
Amsurg Corp., 3.75%, 07/16/21@	53,865	53,402
Davita, Inc., 3.50%, 06/24/21@	108,728	107,688

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Health Care–1.3% (continued)
Endo Luxemburg Finance I Co. Sarl, 3.25%, 03/01/21@	$298,500	$295,515
Hologic, Inc., 3.25%, 08/01/19@	634,004	628,805
IASIS Healthcare LLC, 4.50%, 05/03/18@	221,063	220,671
RPI Finance Trust, 3.25%, 11/09/18@	414,106	413,978
Valeant Pharmaceuticals International, Inc., 3.75%, 02/13/19 (Canada)@	259,734	257,281
Total Health Care		2,182,947

Industrials–1.4%
AECOM Technology Corp., 0.00%, 10/17/21@(b)	89,000	88,920
Air Canada, 5.50%, 09/26/19@	234,413	237,636
Allegion Public Limited Co., 3.00%, 09/27/20@	417,895	416,328
Alliant Techsystems, Inc., 3.50%, 11/01/20@	333,896	333,896
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	614,879	609,308
McJunkin Red Man Corp., 5.00%, 11/09/19@	49,916	50,000
McJunkin Red Man Corp., 6.25%, 11/09/19@	35,224	35,282
Nortek, Inc., 3.75%, 10/30/20@	285,000	280,853
TransDigm, Inc., 3.75%, 06/04/21@	175,000	171,762
United Airlines, Inc., 3.75%, 09/15/21@	269,000	266,422
Total Industrials		2,490,407

Information Technology–2.4%
Avago Technologies Cayman Ltd., 3.75%, 05/06/21 (Cayman Islands)@	716,205	710,747
CDW LLC, 3.25%, 04/29/20@	345,060	337,391
First Data Corp., 3.65%, 03/24/18@	732,000	718,963
Genpact International, Inc., 3.50%, 08/30/19@	833,942	827,502
Infor US, Inc., 3.75%, 06/03/20@	243,335	238,241
Interactive Data Corp., 4.75%, 05/02/21@	296,145	295,266
ION Trading Technologies Sarl, 4.25%, 06/10/21@	171,362	169,577
Kronos Inc., 4.50%, 10/30/19@	4,944	4,919
Sungard Availability Services Capital, Inc., 6.00%, 03/31/19@	137,310	127,424
US LLC 2, 4.25%, 08/06/21@	252,000	246,751

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal/ Shares	Value
Information Technology–2.4% (continued)
Vantiv, LLC, 3.75%, 06/13/21@	$68,828	$68,468
Wall Street Systems Delaware, Inc., 4.50%, 04/30/21@	413,963	411,375
Total Information Technology		4,156,624

Materials–0.5%
AZ Chem US, Inc., 4.50%, 06/12/21@	96,523	93,890
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), 3.75%, 06/30/19@	640,578	626,486
Ineos US Finance LLC, 3.75%, 05/04/18@	197,251	193,566
Total Materials		913,942

Telecommunication Services–0.8%
Crown Castle Operating Co., 3.00%, 01/31/21@	667,267	659,947
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	221,316
Windstream Corp., 3.50%, 01/23/20@	564,316	558,672
Total Telecommunication Services		1,439,935

Utilities–0.4%
NRG Energy, Inc., 2.75%, 07/01/18@	636,642	625,536

Total Term Loans (Cost $26,802,995)		26,462,238

MONEY MARKET FUND–3.5%
BofA Cash Reserves Money Market Fund - Capital Class, 0.02%(c) (Cost $6,055,733)	6,055,733	6,055,733

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.5%
BNY Mellon Securities Lending Overnight Fund, 0.08%(d) (Cost $854,733)	854,733	854,733

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Value
Total Investments–102.8% (Cost $179,062,826)	$177,863,991
Liabilities in Excess of Other Assets–(2.8%)	(4,866,753)
Net Assets–100.0%	$172,997,238

_________

PLC — Public Limited Company

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2014.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,035,415; the aggregate market value of the collateral held by the fund is $2,081,796. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,227,063.
(b)	This Loan will settle after September 30, 2014 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2014.
(d)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–52.6%
Advertising–4.6%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$11,254,000	$9,734,710
Sitel LLC/Sitel Finance Corp., 11.00%, 08/01/17‡	9,340,000	9,713,600
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	15,365,000	14,673,575
Total Advertising		34,121,885

Aerospace/Defense–0.5%
Erickson, Inc., 8.25%, 05/01/20(a)	3,935,000	3,757,925

Agriculture–2.8%
Alliance One International, Inc., 9.88%, 07/15/21	10,685,000	10,471,300
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	10,555,000	10,396,675
Total Agriculture		20,867,975

Auto Manufacturers–0.9%
Navistar International Corp., 8.25%, 11/01/21(a)	6,451,000	6,636,466

Auto Parts & Equipment–1.7%
UCI International, Inc., 8.63%, 02/15/19	13,220,000	12,819,434

Banks–1.8%
Creditcorp, 12.00%, 07/15/18‡(a)	12,830,000	13,535,650

Beverages–1.5%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	11,765,000	11,588,525

Coal–2.9%
Arch Coal, Inc., 8.00%, 01/15/19‡(a)	4,365,000	3,764,812
Arch Coal, Inc., 9.88%, 06/15/19(a)	12,638,000	7,393,230
Murray Energy Corp., 8.63%, 06/15/21‡	10,090,000	10,493,600
Total Coal		21,651,642

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Commercial Services–5.7%
DynCorp International, Inc., 10.38%, 07/01/17	$14,699,000	$12,898,372
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	11,070,000	11,249,888
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	11,179,000	11,346,685
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21‡	7,250,000	7,503,750
Total Commercial Services		42,998,695

Diversified Financial Services–1.9%
CNG Holdings, Inc., 9.38%, 05/15/20‡	17,414,000	13,844,130

Electrical Components & Equipment–1.7%
Artesyn Escrow, Inc., 9.75%, 10/15/20‡	12,845,000	12,877,113

Environmental Control–1.6%
Nuverra Environmental Solutions, Inc., 9.88%, 04/15/18(a)	12,185,000	12,284,003

Food–2.6%
American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75%, 05/15/16‡(a)	12,985,000	12,692,837
Simmons Foods, Inc., 7.88%, 10/01/21‡	6,770,000	6,719,225
Total Food		19,412,062

Forest Products & Paper–1.5%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19	10,850,000	10,958,500

Healthcare - Services–1.6%
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡(a)	12,325,000	12,016,875

Leisure Time–1.0%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	7,415,000	7,350,119

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Metal Fabricate/Hardware–0.9%
American Piping Products, Inc., 12.88%, 11/15/17‡	$6,215,000	$6,805,425

Miscellaneous Manufacturing–1.7%
Iracore International Holdings, Inc., 9.50%, 06/01/18‡	14,135,000	12,933,525

Oil & Gas–4.4%
Quicksilver Resources, Inc., 7.00%, 06/21/19@‡(a)	8,680,000	7,985,600
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	12,210,000	12,637,350
Venoco, Inc., 8.88%, 02/15/19(a)	13,465,000	12,320,475
Total Oil & Gas		32,943,425

Oil & Gas Services–3.8%
Forbes Energy Services Ltd., 9.00%, 06/15/19	12,361,000	12,268,293
Seitel, Inc., 9.50%, 04/15/19(a)	14,640,000	15,811,200
Total Oil & Gas Services		28,079,493

Pharmaceuticals–3.3%
BioScrip, Inc., 8.88%, 02/15/21‡	10,265,000	10,547,288
Lantheus Medical Imaging, Inc., 9.75%, 05/15/17(a)	14,125,000	14,072,031
Total Pharmaceuticals		24,619,319

Telecommunications–4.2%
EarthLink Holdings Corp., 8.88%, 05/15/19(a)	12,995,000	12,995,000
Frontier Communications Corp., 7.63%, 04/15/24(a)	5,965,000	6,218,512
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	11,955,000	12,261,347
Total Telecommunications		31,474,859

Total Corporate Bonds (Cost $406,260,821)		393,577,045

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal/ Shares	Value
FOREIGN BONDS–13.7%
Airlines–1.3%
Air Canada, 7.75%, 04/15/21 (Canada)‡	$9,290,000	$9,499,025

Beverages–1.7%
CEDC Finance Corp. International, Inc., 9.00%, 04/30/18 (Poland)#	13,343,419	12,618,751

Environmental Control–1.7%
Tervita Corp., 10.88%, 02/15/18 (Canada)‡(a)	12,605,000	12,652,269

Mining–1.6%
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡(a)	14,575,000	12,388,750

Oil & Gas–3.7%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡(a)	8,190,000	6,326,775
Lightstream Resources Ltd., 8.63%, 02/01/20 (Canada)‡	11,635,000	11,576,825
Teine Energy Ltd., 6.88%, 09/30/22 (Canada)‡	9,695,000	9,561,694
Total Oil & Gas		27,465,294

Transportation–3.7%
CHC Helicopter SA, 9.38%, 06/01/21 (Canada)(a)	10,395,000	11,018,700
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	13,535,000	14,177,912
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (United Kingdom)(a)	2,482,000	2,345,490
Total Transportation		27,542,102

Total Foreign Bonds (Cost $102,833,038)		102,166,191

COMMON STOCKS–15.7%

Commercial Services–1.0%
Stonemor Partners LP(a)	297,498	7,672,473

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares/ Principal	Value
Gas–1.6%
Just Energy Group, Inc., (Canada)(a)	2,477,614	$11,545,681

Oil & Gas–8.1%
Calumet Specialty Products Partners LP(a)	461,257	12,661,504
Canadian Oil Sands Ltd. (Canada)	644,014	11,898,803
Long Run Exploration Ltd. (Canada)(a)	2,950,227	11,747,214
Surge Energy, Inc. (Canada)	1,902,904	12,254,702
Twin Butte Energy Ltd. (Canada)	8,414,800	12,369,756
Total Oil & Gas		60,931,979

Pipelines–3.4%
Crestwood Midstream Partners LP	587,984	13,329,597
Niska Gas Storage Partners LLC, Class U	967,228	12,071,006
Total Pipelines		25,400,603

Retail–1.6%
Ferrellgas Partners LP(a)	459,542	12,347,894

Total Common Stocks (Cost $126,824,792)		117,898,630

TERM LOANS–15.8%

Agriculture–1.9%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20	$13,875,077	13,961,796
North Atlantic Trading Co., Inc., 8.75%, 01/13/20	61,740	62,126
		14,023,922
Apparel–1.4%
SK Spice Sarl, 9.50%, 09/30/18 (Luxembourg)	10,641,131	10,780,796

Chemicals–1.6%
American Pacific Corp., 7.00%, 02/27/19	11,940,000	12,014,625

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal/ Shares	Value
Food–1.5%
Shearer's Foods LLC, 7.75%, 06/30/22	$11,431,000	$11,345,267

Forest Products & Paper–1.5%
NewPage Corp., 9.50%, 02/05/21	11,000,000	11,041,250

Healthcare - Services–1.5%
Radnet Management, Inc., 8.00%, 03/19/21	11,300,000	11,356,500

Oil & Gas–1.1%
Osum Production Corp., 6.50%, 06/10/20 (Canada)	8,000,000	8,080,000

Software–2.0%
Greenway Medical Technologies, 9.25%, 11/04/21	14,753,846	14,680,077

Telecommunications–1.6%
Global Tel*Link Corp, 9.00%, 11/20/20	12,375,000	12,309,289

Transportation–1.7%
YRC Worldwide, Inc., 8.00%, 02/12/19	12,885,013	12,961,550

Total Term Loans (Cost $118,444,789)		118,593,276

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–19.4%

BNY Mellon Securities Lending Overnight Fund, 0.08%(b) (Cost $145,496,889)	145,496,889	145,496,889

Total Investments–117.2% (Cost $899,860,329)		877,732,031
Liabilities in Excess of Other Assets–(17.2%)		(128,890,416)
Net Assets–100.0%		$748,841,615

LP - Limited Partnership

ADVISORSHARES PERITUS HIGH YIELD ETF Schedule of Investments (continued)

September 30, 2014 (Unaudited)

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Represents step coupon bond. Rate shown reflects the rate in effect at September 30, 2014.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $142,080,726; the aggregate market value of the collateral held by the fund is $145,496,889.
(b)	Rate shown reflects the 1-day yield as of September 30, 2014.

1

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–54.3%
Banks–4.5%
Royal Bank of Canada (Canada)	1,673	$119,536
Wells Fargo & Co.	2,399	124,436
Total Banks		243,972

Coal–2.2%
Alliance Resource Partners, LP	2,745	117,596

Electric–1.7%
MDU Resources Group, Inc.	3,307	91,968

Insurance–5.0%
American International Group, Inc.	2,513	135,753
Aon PLC (United Kingdom)	1,545	135,450
Total Insurance		271,203

Iron/Steel–2.0%
Reliance Steel & Aluminum Co.	1,611	110,193

Mining–11.7%
Alamos Gold, Inc. (Canada)	5,791	46,096
First Majestic Silver Corp. (Canada)*	10,700	83,460
Franco-Nevada Corp. (Canada)	2,363	115,504
Royal Gold, Inc.	1,926	125,074
Sandstorm Gold Ltd. (Canada)*(a)	15,910	68,413
Silver Wheaton Corp. (Canada)	4,700	93,671
Stillwater Mining Co.*	6,700	100,701
Total Mining		632,919

Oil & Gas–6.4%
Apache Corp.	1,350	126,725
Enerplus Corp. (Canada)(a)	3,721	70,587
Whiting Petroleum Corp.*	1,955	151,610
Total Oil & Gas		348,922

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Pipelines–3.8%
Kinder Morgan, Inc.(a)	2,559	$98,112
Spectra Energy Corp.	2,765	108,554
Total Pipelines		206,666

Real Estate Investment Trusts–2.0%
Senior Housing Properties Trust	5,050	105,646

Semiconductors–3.3%
Intel Corp.	5,076	176,746

Software–2.6%
Microsoft Corp.	2,998	138,987

Telecommunications–4.3%
Cisco Systems, Inc.	5,294	133,250
Verizon Communications, Inc.	1,996	99,780
Total Telecommunications		233,030

Transportation–4.8%
Navios Maritime Partners, LP (Greece)	7,084	126,308
Union Pacific Corp.	1,208	130,971
Total Transportation		257,279
Total Common Stocks (Cost $2,723,266)		2,935,127

EXCHANGE TRADED FUNDS–36.1%
Commodity Fund–2.4%
PowerShares DB Agriculture Fund*	5,200	132,860

Debt Fund–27.6%
AdvisorShares Peritus High Yield ETF†(a)	5,023	251,803
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	3,226	85,296

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Debt Fund–27.6% (continued)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	3,190	$84,982
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	3,180	85,065
iShares 20+ Year Treasury Bond ETF	970	112,782
iShares Core U.S. Aggregate Bond ETF	1,100	120,021
iShares Floating Rate Bond ETF	2,270	115,384
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,015	119,993
iShares International Preferred Stock ETF	4,500	107,370
PIMCO Enhanced Short Maturity ETF	500	50,675
PowerShares Senior Loan Portfolio(a)	5,137	124,726
Schwab U.S. Aggregate Bond ETF	2,320	120,099
SPDR Barclays Long Term Treasury ETF(a)	1,669	112,891
Total Debt Fund		1,491,087

Equity Fund–6.1%
Schwab Emerging Markets Equity ETF	4,300	109,220
SPDR S&P International Dividend ETF(a)	2,303	106,583
WisdomTree Emerging Markets Equity Income Fund	2,410	115,150
Total Equity Fund		330,953
Total Exchange Traded Funds (Cost $2,007,744)		1,954,900

MONEY MARKET FUND–10.0%
Dreyfus Government Cash Management – Investor Shares, 0.01%(b) (Cost $541,276)	541,276	541,276

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–12.3%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $665,888)	665,888	665,888

Total Investments–112.7% (Cost $5,938,174)		6,097,191
Liabilities in Excess of Other Assets–(12.7)%		(686,156)
Net Assets–100.0%		$5,411,035

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

LP - Limited Partnership

PLC - Public Limited Company

ETF - Exchange Traded Fund

*	Non-income producing security.
†	Affiliated Company.

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	(Depreciation)	09/30/2014	Income
AdvisorShares Peritus High Yield ETF	$234,467	$32,691	$-	$-	$(15,355)	$251,803	$4,411

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $649,076; the aggregate market value of the collateral held by the fund is $665,888.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED NOTES–0.8%
Equity Fund–0.8%
iPath MSCI India Index ETN*	203	$14,251
JPMorgan Alerian MLP Index ETN	778	41,296
Total Exchange Traded Notes (Cost $52,467)		55,547

EXCHANGE TRADED FUNDS–90.1%
Commodity Fund–0.4%
SPDR Gold Shares*	235	27,310

Currency Fund–0.2%
WisdomTree Indian Rupee Strategy Fund*	859	17,970

Debt Fund–26.9%
AdvisorShares Sage Core Reserves ETF†(a)	3,500	348,810
Guggenheim Enhanced Short Duration ETF(a)	6,955	348,863
iShares Short Treasury Bond ETF(a)	4,090	450,922
SPDR Barclays 1-3 Month T-Bill ETF*(a)	9,821	449,409
SPDR SSgA Ultra Short Term Bond ETF	7,224	290,123
Total Debt Fund		1,888,127

Equity Fund–62.6%
EGShares India Consumer ETF*	347	10,781
EGShares India Small Cap ETF	1,604	25,215
First Trust Dow Jones Internet Index Fund*	864	52,626
First Trust Europe AlphaDEX Fund	527	16,211
First Trust ISE Cloud Computing Index Fund	450	12,321
Global X Brazil Consumer ETF	2,503	40,023
Global X Brazil Financials ETF	1,377	15,023
Global X Brazil Mid Cap ETF	5,356	64,647
Global X Junior MLP ETF	345	5,899
Global X MSCI Nigeria ETF	1,062	15,675
Guggenheim Canadian Energy Income ETF	366	5,575
Guggenheim China Small Cap ETF	8,742	228,778

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–62.6% (continued)
Guggenheim China Technology ETF	1,391	$50,201
Guggenheim Raymond James SB-1 Equity ETF	3,664	123,660
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	167	13,400
Guggenheim S&P 500 Equal Weight Energy ETF	420	34,209
Guggenheim S&P 500 Equal Weight ETF	3,812	288,911
Guggenheim S&P 500 Equal Weight Financials ETF	1,365	56,688
Guggenheim S&P 500 Equal Weight Healthcare ETF	688	88,711
Guggenheim S&P 500 Equal Weight Technology ETF	771	65,558
Guggenheim S&P Midcap 400 Pure Growth ETF	48	5,872
iShares Global Materials ETF	98	5,869
iShares Japan Large-Cap ETF	553	27,816
iShares Latin America 40 ETF	223	8,224
iShares Micro-Cap ETF	1,130	78,546
iShares MSCI EAFE ETF	2,379	152,541
iShares MSCI Emerging Markets ETF	1,317	54,735
iShares MSCI Europe Financials ETF	1,269	29,961
iShares MSCI Frontier 100 ETF	1,066	40,337
iShares MSCI Germany Small-Cap ETF, Class C	228	8,395
iShares MSCI Hong Kong Small-Cap ETF	2,592	72,991
iShares MSCI India Small-Cap ETF	759	24,083
iShares MSCI South Africa ETF	243	15,586
iShares MSCI Taiwan ETF	914	13,957
iShares MSCI Turkey ETF	70	3,436
iShares MSCI United Kingdom ETF	184	3,566
iShares MSCI United Kingdom Small-Cap ETF	2,494	95,196
iShares MSCI USA Momentum Factor ETF	3,640	236,127
iShares Nasdaq Biotechnology ETF	57	15,597
iShares North American Natural Resources ETF	2,589	115,858
iShares Russell 1000 Growth ETF	1,171	107,299
iShares Russell 1000 Value ETF	2,879	288,159
iShares Russell 2000 Growth ETF	2,163	280,519
iShares U.S. Broker-Dealers ETF	1,723	67,645
iShares U.S. Medical Devices ETF	1,024	101,786
iShares U.S. Pharmaceuticals ETF	162	22,737
Market Vectors ChinaAMC A-Share ETF	546	17,772

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–62.6% (continued)
Market Vectors Egypt Index ETF	379	$27,394
Market Vectors Global Alternative Energy ETF	341	20,310
Market Vectors Gulf States Index ETF	1,068	35,981
Market Vectors Indonesia Index ETF	1,686	42,150
Market Vectors Russia ETF	3,258	73,012
Market Vectors Russia Small-Cap ETF	298	8,842
Market Vectors Uranium+Nuclear Energy ETF	503	25,562
Market Vectors Vietnam ETF	1,113	24,375
PowerShares DWA Healthcare Momentum Portfolio	1,369	68,108
PowerShares Dynamic Market Portfolio	2,515	180,879
PowerShares Fundamental Pure Small Growth Portfolio	9,143	215,592
PowerShares S&P SmallCap Financials Portfolio	561	21,077
SPDR Russell/Nomura Small Cap Japan ETF	2,195	109,860
SPDR S&P Emerging Markets SmallCap ETF	779	37,376
SPDR S&P Small Cap Emerging Asia Pacific ETF	406	17,632
Vanguard Small-Cap ETF	2,367	261,861
WisdomTree Europe SmallCap Dividend Fund	1,868	97,865
Yorkville High Income Infrastructure MLP ETF	671	15,359
Total Equity Fund		4,391,957
Total Exchange Traded Funds (Cost $6,187,091)		6,325,364

MONEY MARKET FUND–9.1%
JP Morgan Prime Money Market Fund - Institutional Class, 0.01%(b) (Cost $638,066)	638,066	638,066

Total Investments Before Securities Sold, Not Yet Purchased (Cost $6,877,624)		7,018,977

Securities Sold, Not Yet Purchased–(9.4)%

EXCHANGE TRADED FUNDS–(9.4)%

Currency Fund–(4.0)%
CurrencyShares British Pound Sterling Trust*	(596)	(94,961)
CurrencyShares Euro Trust*	(118)	(14,689)

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Currency Fund–(4.0)% (continued)
CurrencyShares Japanese Yen Trust*	(1,944)	$(172,627)
Total Currency Fund		(282,277)

Equity Fund–(5.4)%
iShares Core S&P Small-Cap ETF	(1,143)	(119,215)
iShares Russell 2000 Value ETF	(1,491)	(139,498)
SPDR EURO STOXX 50 ETF	(1,503)	(59,669)
Vanguard FTSE All World ex-US Small-Cap ETF	(602)	(61,482)
Total Equity Fund		(379,864)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(706,525)]		(662,141)

Total Investments–90.6% (Cost $6,171,100)		6,356,836
Other Assets in Excess of Liabilities–9.4%		659,494
Net Assets–100.0%		$7,016,330

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.
†	Affiliated Company.

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	(Depreciation)	09/30/2014	Income
AdvisorShares Sage Core Reserves ETF	$419,202	$—	$(69,787)	$(214)	$(391)	$348,810	$629

(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $2,269,930, which includes cash in the amount of $677,186 as of September 30, 2014.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND–16.5%
Debt Fund–16.5%
AdvisorShares Sage Core Reserves ETF†
(Cost $29,997,150)	300,000	$29,898,000

MONEY MARKET FUNDS–41.2%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	72,413,278	72,413,278
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04%(a)	2,500,000	2,500,000
Total Money Market Funds
(Cost $74,913,278)		74,913,278

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $104,910,428)		104,811,278

Securities Sold, Not Yet Purchased–(99.1)%

COMMON STOCKS–(99.1)%

Apparel–(1.6)%
Michael Kors Holdings Ltd.*	(40,500)	(2,891,295)

Auto Parts & Equipment–(2.2)%
BorgWarner, Inc.	(77,000)	(4,050,970)

Banks–(4.0)%
Credit Suisse Group AG (Switzerland)*(b)	(131,000)	(3,620,840)
Deutsche Bank AG (Germany)	(104,000)	(3,625,440)
Total Banks		(7,246,280)

Building Materials–(1.3)%
Vulcan Materials Co.	(40,000)	(2,409,200)

Chemicals–(5.6)%
FMC Corp.	(60,000)	(3,431,400)
International Flavors & Fragrances, Inc.	(18,000)	(1,725,840)
Monsanto Co.	(44,400)	(4,995,444)
Total Chemicals		(10,152,684)

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Commercial Services–(4.9)%
Equifax, Inc.	(24,800)	$(1,853,552)
LifeLock, Inc.*	(164,200)	(2,346,418)
Western Union Co. (The)	(185,000)	(2,967,400)
Xoom Corp.*	(80,000)	(1,756,000)
Total Commercial Services		(8,923,370)

Computers–(7.0)%
3D Systems Corp.*	(95,000)	(4,405,150)
International Business Machines Corp.	(29,600)	(5,618,968)
Teradata Corp.*	(65,000)	(2,724,800)
Total Computers		(12,748,918)

Distribution/Wholesale–(8.3)%
Fastenal Co.	(118,000)	(5,298,200)
Fossil Group, Inc.*	(34,100)	(3,201,990)
LKQ Corp.*	(159,700)	(4,246,423)
United Stationers, Inc.	(60,000)	(2,254,200)
Total Distribution/Wholesale		(15,000,813)

Diversified Financial Services–(11.1)%
Financial Engines, Inc.	(56,000)	(1,916,040)
Santander Consumer USA Holdings, Inc.	(501,000)	(8,922,810)
Synchrony Financial*	(105,000)	(2,577,750)
Visa, Inc., Class A	(10,400)	(2,219,048)
Walter Investment Management Corp.*	(207,000)	(4,543,650)
Total Diversified Financial Services		(20,179,298)

Environmental Control–(1.0)%
Darling Ingredients, Inc.*	(95,000)	(1,740,400)

Food–(1.0)%
United Natural Foods, Inc.*	(27,750)	(1,705,515)

Forest Products & Paper–(1.0)%
MeadWestvaco Corp.	(43,000)	(1,760,420)

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Healthcare - Products–(1.5)%
Cyberonics, Inc.*	(54,000)	$(2,762,640)

Home Builders–(4.1)%
D.R. Horton, Inc.	(80,000)	(1,641,600)
Lennar Corp., Class A	(70,000)	(2,718,100)
Winnebago Industries, Inc.*	(138,000)	(3,004,260)
Total Home Builders		(7,363,960)

Home Furnishings–(1.4)%
iRobot Corp.*	(85,000)	(2,588,250)

Internet–(9.6)%
Constant Contact, Inc.*	(61,000)	(1,655,540)
LinkedIn Corp., Class A*	(10,500)	(2,181,795)
Netflix, Inc.*	(4,600)	(2,075,428)
Priceline Group, Inc. (The)*	(2,100)	(2,433,018)
TripAdvisor, Inc.*	(30,800)	(2,815,736)
Trulia, Inc.*	(55,000)	(2,689,500)
Yelp, Inc.*	(26,000)	(1,774,500)
Zillow, Inc., Class A*	(15,000)	(1,739,850)
Total Internet		(17,365,367)

Leisure Time–(2.9)%
Harley-Davidson, Inc.	(90,000)	(5,238,000)

Media–(2.8)%
AMC Networks, Inc., Class A*	(41,000)	(2,395,220)
Nielsen N.V.	(61,500)	(2,726,295)
Total Media		(5,121,515)

Oil & Gas–(2.8)%
Gulfport Energy Corp.*	(43,500)	(2,322,900)
Range Resources Corp.	(39,600)	(2,685,276)
Total Oil & Gas		(5,008,176)

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas Services–(2.7)%
Dril-Quip, Inc.*	(29,300)	$(2,619,420)
Flotek Industries, Inc.*	(90,000)	(2,346,300)
Total Oil & Gas Services		(4,965,720)

Real Estate Investment Trusts–(2.8)%
Macerich Co. (The)	(34,500)	(2,202,135)
Prologis, Inc.	(78,000)	(2,940,600)
Total Real Estate Investment Trusts		(5,142,735)

Retail–(5.3)%
McDonald's Corp.	(39,700)	(3,763,957)
PVH Corp.	(15,200)	(1,841,480)
Tiffany & Co.	(16,700)	(1,608,377)
Tractor Supply Co.	(40,000)	(2,460,400)
Total Retail		(9,674,214)

Semiconductors–(5.7)%
Analog Devices, Inc.	(71,500)	(3,538,535)
Cree, Inc.*	(91,900)	(3,763,305)
Linear Technology Corp.	(70,000)	(3,107,300)
Total Semiconductors		(10,409,140)

Software–(6.3)%
Adobe Systems, Inc.*	(51,500)	(3,563,285)
Dealertrack Technologies, Inc.*	(50,000)	(2,170,500)
E2open, Inc.*	(61,000)	(567,910)
PROS Holdings, Inc.*	(38,000)	(957,600)
VMware, Inc., Class A*	(44,500)	(4,175,880)
Total Software		(11,435,175)

Telecommunications–(1.0)%
LogMeIn, Inc.*	(40,000)	(1,842,800)

Transportation–(1.2)%
Roadrunner Transportation Systems, Inc.*	(95,000)	(2,165,050)

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Total Securities Sold, Not Yet Purchased
[Proceeds Received $(186,357,383)]		$(179,891,905)

Total Investments–(41.4)% [(Cost $(81,446,955)]		(75,080,627)
Other Assets in Excess of Liabilities–141.4%		256,602,897
Net Assets–100.0%		$181,522,270

ETF - Exchange Traded Fund

†	Affiliated Company.

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	(Depreciation)	09/30/2014	Income
AdvisorShares Sage Core Reserves ETF	$29,943,000	$-	$-	$-	$(45,000)	$29,898,000	$48,600

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2014.
(b)	American Depositary Receipt.

Cash of $186,172,077 has been segregated to cover margin requirement for open short sales as of September 30, 2014.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–42.4%

Banks–9.8%
Bank of America Corp., 1.05%, 03/22/16@	$410,000	$413,008
Bank of America Corp., 4.13%, 01/22/24	300,000	306,085
Bank of New York Mellon Corp. (The), 3.10%, 01/15/15	135,000	136,084
Citigroup, Inc., 4.88%, 05/07/15	220,000	225,558
Citigroup, Inc., 1.03%, 04/01/16@	375,000	377,801
First Horizon National Corp., 5.38%, 12/15/15	325,000	340,726
Goldman Sachs Group, Inc. (The), 5.00%, 10/01/14	370,000	370,000
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/24	370,000	373,092
JPMorgan Chase & Co., 0.80%, 04/23/15	375,000	376,041
Morgan Stanley, 5.38%, 10/15/15	340,000	356,170
US Bancorp, 3.15%, 03/04/15	100,000	101,202
Wells Fargo & Co., Series G, 3.75%, 10/01/14	295,000	295,000
Total Banks		3,670,767

Chemicals–1.9%
EI du Pont de Nemours & Co., 3.25%, 01/15/15	365,000	368,051
Sherwin-Williams Co. (The), 3.13%, 12/15/14	340,000	341,953
Total Chemicals		710,004

Commercial Services–0.9%
Block Financial LLC, 5.13%, 10/30/14	350,000	351,064

Computers–1.0%
Hewlett-Packard Co., 2.13%, 09/13/15	365,000	370,175

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Diversified Financial Services–4.8%
American Express Credit Corp., 0.74%, 07/29/16@	$525,000	$528,009
BlackRock, Inc., 3.50%, 12/10/14	245,000	246,462
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	315,000	318,050
General Electric Capital Corp., Series A, 3.75%, 11/14/14	320,000	321,344
Jefferies Group LLC, 3.88%, 11/09/15	375,000	387,263
Total Diversified Financial Services		1,801,128

Electric–1.6%
Exelon Corp., 4.90%, 06/15/15	360,000	370,574
Georgia Power Co., 0.55%, 03/15/16@	241,000	241,109
Total Electric		611,683

Food–2.0%
ConAgra Foods, Inc., 1.35%, 09/10/15	370,000	372,004
Kroger Co. (The), 4.95%, 01/15/15	360,000	364,679
Total Food		736,683

Gas–1.1%
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	420,000	420,883

Housewares–1.1%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	390,000	393,780

Insurance–1.9%
CNA Financial Corp., 5.85%, 12/15/14	330,000	333,800
Genworth Holdings, Inc., 4.80%, 02/15/24	360,000	370,026
Total Insurance		703,826

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Media–5.0%
Comcast Corp., 6.50%, 01/15/15	$372,000	$378,355
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 03/15/15	360,000	365,090
Discovery Communications LLC, 3.70%, 06/01/15	355,000	362,619
Time Warner, Inc., 3.15%, 07/15/15	365,000	372,311
Viacom, Inc., 1.25%, 02/27/15	370,000	371,272
Total Media		1,849,647

Mining–1.0%
Freeport-McMoRan, Inc., 1.40%, 02/13/15	370,000	371,075

Oil & Gas–2.0%
Phillips 66, 1.95%, 03/05/15	370,000	372,405
Valero Energy Corp., 4.50%, 02/01/15	385,000	389,960
Total Oil & Gas		762,365

Pharmaceuticals–2.1%
Cardinal Health, Inc., 4.00%, 06/15/15	365,000	374,105
Express Scripts Holding Co., 2.10%, 02/12/15	425,000	427,467
Total Pharmaceuticals		801,572

Pipelines–1.2%
Enbridge Energy Partners LP, 5.35%, 12/15/14	20,000	20,188
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	420,000	422,293
Total Pipelines		442,481

Retail–1.9%
CVS Health Corp., 1.20%, 12/05/16	225,000	225,444
Walgreen Co., 1.00%, 03/13/15	470,000	471,240
Total Retail		696,684

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Telecommunications–2.1%
AT&T, Inc., 2.50%, 08/15/15	$368,000	$374,322
Verizon Communications, Inc., 2.50%, 09/15/16	385,000	395,311
Total Telecommunications		769,633

Transportation–1.0%
Ryder System, Inc., 3.60%, 03/01/16	355,000	368,636

Total Corporate Bonds (Cost $15,837,958)		15,832,086

FOREIGN BONDS–12.8%

Banks–3.6%
Abbey National Treasury Services PLC, 3.88%, 11/10/14 (United Kingdom)‡	250,000	250,897
Bank of Nova Scotia, 1.85%, 01/12/15 (Canada)	320,000	321,446
Export-Import Bank of Korea, 5.88%, 01/14/15 (South Korea)	310,000	314,527
Royal Bank of Canada, Series G, 0.44%, 04/29/15 (Canada)@	100,000	100,131
Royal Bank of Canada, Series G, 0.69%, 09/09/16 (Canada)@	350,000	352,410
Total Banks		1,339,411

Beverages–1.2%
Anheuser-Busch InBev Finance, Inc., 0.43%, 01/27/17 (Belgium)@	450,000	450,053

Chemicals–1.0%
Potash Corp. of Saskatchewan, Inc., 3.75%, 09/30/15 (Canada)	355,000	366,031

Diversified Financial Services–0.9%
Nomura Holdings, Inc., 5.00%, 03/04/15 (Japan)	250,000	254,072

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Diversified Financial Services–0.9% (continued)
Nomura Holdings, Inc., 1.68%, 09/13/16 (Japan)@	$100,000	$101,909
Total Diversified Financial Services		355,981

Mining–2.0%
Barrick Gold Corp., 2.90%, 05/30/16 (Canada)	355,000	363,555
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15 (Australia)	370,000	371,036
Total Mining		734,591

Oil & Gas–3.1%
BP Capital Markets PLC, 0.70%, 11/06/15 (United Kingdom)	375,000	375,386
Canadian Natural Resources Ltd., 4.90%, 12/01/14 (Canada)	350,000	352,634
Petroleos Mexicanos, 4.88%, 03/15/15 (Mexico)	410,000	417,970
Total Oil & Gas		1,145,990

Telecommunications–1.0%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	370,000	370,857

Total Foreign Bonds (Cost $4,768,057)		4,762,914

ASSET BACKED SECURITIES–15.0%

Diversified Financial Services–15.0%
Ally Auto Receivables Trust, Class A3, Series 2012-2, 0.74%, 04/15/16	32,200	32,227
Ally Auto Receivables Trust, Class A3, Series 2012-5, 0.62%, 03/15/17	258,716	259,058
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.57%, 05/17/21@	300,000	301,475
AmeriCredit Automobile Receivables Trust, Class A3, Series 2012-3, 0.96%, 01/09/17	49,137	49,196

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Diversified Financial Services–15.0% (continued)
AmeriCredit Automobile Receivables Trust, Class A2B, Series 2013-5, 0.53%, 03/08/17@	$128,490	$128,593
BA Credit Card Trust, Class A11, Series 2007-A11, 0.22%, 12/15/19@	295,000	293,424
BMW Vehicle Owner Trust, Class A2, Series 2013-A, 0.41%, 02/25/16	42,826	42,835
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.19%, 07/15/20@	525,000	521,514
CarMax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	151,725	151,984
CarMax Auto Owner Trust, Class B, Series 2011-1, 2.63%, 11/15/16	230,000	232,181
CarMax Auto Owner Trust, Class A2, Series 2013-4, 0.52%, 11/15/16	214,564	214,700
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	242,574	242,764
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.43%, 05/26/20@	600,000	599,645
Fifth Third Auto, Class A2, Series 2013-1, 0.59%, 03/15/16	133,119	133,183
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	185,000	185,193
First National Master Note Trust, Class A, Series 2013-2, 0.68%, 10/15/19@	325,000	326,024
GE Equipment Midticket LLC, Class A3, Series 2012-1, 0.60%, 05/23/16	149,586	149,702
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	276,062	276,213
Hyundai Auto Receivables Trust, Class A2, Series 2013-B, 0.53%, 03/15/16	34,110	34,123

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Diversified Financial Services–15.0% (continued)
Hyundai Auto Receivables Trust, Class A2, Series 2014-B, 0.44%, 02/15/17	$341,000	$341,060
Hyundai Auto Receivables Trust, Class A3, Series 2012-C, 0.53%, 04/17/17	245,107	245,301
Nissan Auto Receivables Owner Trust, Class A3, Series 2012-B, 0.46%, 10/17/16	193,590	193,627
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	275,000	275,877
World Omni Auto Receivables Trust, Class A3, Series 2012-A, 0.64%, 02/15/17	175,523	175,746
World Omni Automobile Lease Securitization Trust, Class A2B, Series 2013-A, 0.47%, 05/16/16@	237,899	238,268

Total Asset Backed Securities (Cost $5,641,854)		5,643,913

MORTGAGE BACKED SECURITIES–20.6%

Commercial Mortgage Backed Securities–20.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A5, Series 2005-2, 4.86%, 07/10/43@	316,380	320,099
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-5, 5.12%, 10/10/45@	195,805	200,667
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-6, 5.18%, 09/10/47@	347,945	358,431
Bear Stearns Commercial Mortgage Securities Trust, Class A4A, Series 2005-T20, 5.14%, 10/12/42@	355,000	366,185
CD 2005-CD1 Commercial Mortgage Trust, Class A4, Series 2005-CD1, 5.23%, 07/15/44@	313,801	322,444
Citigroup Commercial Mortgage Trust, Class AM, Series 2005-C3, 4.83%, 05/15/43@	80,000	81,406
Credit Suisse First Boston Mortgage Securities Corp., Class A4, Series 2005-C3, 4.69%, 07/15/37	397,199	401,768

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal	Value
Commercial Mortgage Backed Securities–20.6% (continued)
Credit Suisse First Boston Mortgage Securities Corp., Class A5, Series 2005-C4, 5.10%, 08/15/38@	$168,374	$172,145
Credit Suisse First Boston Mortgage Securities Corp., Class AJ, Series 2005-C6, 5.23%, 12/15/40@	255,000	264,600
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.35%, 07/25/24@	354,644	352,262
GE Capital Commercial Mortgage Corp., Class A4, Series 2005-C2, 4.98%, 05/10/43@	301,962	305,893
GE Capital Commercial Mortgage Corp., Class A5, Series 2005-C1, 4.77%, 06/10/48@	343,989	346,580
GS Mortgage Securities Corp. II, Class A4A, Series 2005-GG4, 4.75%, 07/10/39	416,169	419,518
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2004-C3, 4.96%, 01/15/42@	103,127	104,866
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2005-LDP2, 4.74%, 07/15/42	335,000	339,862
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C1, 4.74%, 02/15/30	91,035	91,231
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C7, 5.20%, 11/15/30@	350,000	356,891
LB-UBS Commercial Mortgage Trust, Class AJ, Series 2005-C3, 4.84%, 07/15/40	305,000	310,311
Morgan Stanley Capital I Trust, Class A5, Series 2005-T17, 4.78%, 12/13/41	189,421	189,654
Morgan Stanley Capital I Trust, Class A4A, Series 2005-HQ6, 4.99%, 08/13/42	300,000	303,356
Morgan Stanley Capital I Trust, Class A4A, Series 2005-T19, 4.89%, 06/12/47	288,069	293,258
Morgan Stanley Capital I Trust, Class A4, Series 2006-T21, 5.16%, 10/12/52@	345,000	357,425
Morgan Stanley Capital I Trust, Class A5, Series 2005-IQ9, 4.70%, 07/15/56	263,147	263,429
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C17, 5.08%, 03/15/42@	92,181	92,496

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Principal/ Shares	Value
Commercial Mortgage Backed Securities–20.6% (continued)
Wachovia Bank Commercial Mortgage Trust, Class A7, Series 2005-C20, 5.12%, 07/15/42@	$402,634	$410,411
Wachovia Bank Commercial Mortgage Trust, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	295,000	304,843
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C21, 5.41%, 10/15/44@	339,233	349,644

Total Mortgage Backed Securities (Cost $7,799,911)		7,679,675

MUNICIPAL BOND–1.3%
State of California, Ad Valorem Property Tax GO, 5.45%, 04/01/15
(Cost $491,594)	480,000	492,134

U.S. TREASURY BILL–0.5%

U.S. Treasury Bill, 0.02%, 12/11/14(a)
(Cost $199,985)	200,000	199,996

MONEY MARKET FUND–7.6%

JP Morgan US Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $2,829,550)	2,829,550	2,829,550

Total Investments–100.2% (Cost $37,568,909)		37,440,268
Liabilities in Excess of Other Assets–(0.2%)		(87,344)
Net Assets–100.0%		$37,352,924

GO - General Obligation

LP - Limited Partnership

PLC - Public Limited Company

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Futures contracts outstanding as of September 30, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation(c)
10-Year U.S. Treasury Note	Jefferies & Company Inc.	December 2014	(10)	$(1,247,686)	$(1,246,406)	$1,280

Cash posted as collateral to broker for futures contracts was $199,998 at September 30, 2014.

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Interest rate shown reflects the discount rate at time of purchase.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of September 30, 2014.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–79.2%
Debt Fund–19.7%
AdvisorShares Sage Core Reserves ETF†	2,500	$249,150
iShares 1-3 Year Credit Bond ETF	9,301	979,209
iShares Barclays 20+ Year Treasury Bond ETF	228	26,510
iShares iBoxx $ High Yield Corporate Bond ETF	15,201	1,397,732
iShares JPMorgan USD Emerging Markets Bond ETF	12,608	1,422,813
SPDR Barclays International Corporate Bond ETF	30,000	1,063,500
Total Debt Fund		5,138,914

Equity Fund–59.5%
Consumer Discretionary Select Sector SPDR Fund	4,201	280,165
Consumer Staples Select Sector SPDR Fund	11,474	517,592
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,366	37,879
Energy Select Sector SPDR Fund	8,154	738,916
Financial Select Sector SPDR Fund	51,617	1,195,966
Health Care Select Sector SPDR Fund	12,680	810,379
Industrial Select Sector SPDR Fund	7,251	385,391
iShares MSCI EAFE ETF	19,603	1,256,944
iShares MSCI Emerging Markets ETF	31,027	1,289,482
Materials Select Sector SPDR Fund	3,921	194,442
SPDR S&P 500 ETF Trust	40,857	8,049,646
Technology Select Sector SPDR Fund	13,695	546,567
Utilities Select Sector SPDR Fund	5,357	225,476
Total Equity Fund		15,528,845
Total Exchange Traded Funds (Cost $19,594,723)		20,667,759

COMMON STOCKS–4.4%
Aerospace/Defense–0.5%
Raytheon Co.	1,289	130,988

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares/ Principal	Value
Apparel–1.2%
Hanesbrands, Inc.	1,643	$176,524
VF Corp.	2,130	140,644
Total Apparel		317,168

Banks–0.5%
Wells Fargo & Co.	2,599	134,810

Biotechnology–0.0%**
Gilead Sciences, Inc.*	55	5,855

Computers–0.6%
Apple, Inc.	1,485	149,614

Electronics–0.5%
Thermo Fisher Scientific, Inc.	1,081	131,557

Insurance–0.5%
Travelers Cos., Inc. (The)	1,488	139,783

Miscellaneous Manufacturing–0.6%
Trinity Industries, Inc.	3,025	141,328

Textiles–0.0%**
Mohawk Industries, Inc.*	70	9,437

Total Common Stocks (Cost $1,039,058)		1,160,540

U.S. TREASURY BILL–3.8%
U.S. Treasury Bill, 0.03%, 10/16/14(a) (Cost $999,958)	$1,000,000	999,998

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investment	Contracts	Value
PURCHASED PUT OPTION–0.1%
SPDR S&P 500 ETF Trust Option expiring 12/20/14, Strike Price $197.00
(Cost $28,443)	49	$27,685
Total Investments Before Written Options - 87.5% (Cost $21,662,182)		22,855,982

WRITTEN CALL OPTIONS–(0.1)%
Energy Select Sector SPDR Fund Option expiring 10/18/14, Strike Price $95.00	(50)	(950)
Energy Select Sector SPDR Fund Option expiring 10/18/14, Strike Price $99.00	(26)	(65)
Financial Select Sector SPDR Fund Option expiring 10/18/14, Strike Price $23.00	(258)	(10,707)
iShares JP Morgan USD Emerging Markets Bond ETF Option expiring 10/18/14, Strike Price $114.00	(101)	(2,020)
iShares MSCI EAFE ETF Option expiring 10/18/14, Strike Price $68.00	(112)	(392)
iShares MSCI Emerging Markets ETF Option expiring 10/18/14, Strike Price $44.00	(186)	(651)
SPDR S&P 500 ETF Trust Option expiring 10/18/14, Strike Price $200.00	(194)	(16,781)
Trinity Industries, Inc. Option expiring 10/18/14, Strike Price $50.00	(30)	(1,200)
Total Written Call Options -(0.1)% [Premiums Received $(55,682)]		(32,766)
Total Investments–87.4% (Cost $21,606,500)		22,823,216
Other Assets in Excess of Liabilities–12.6%		3,279,061
Net Assets–100.0%		$26,102,277

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ETF - Exchange Traded Fund

†	Affiliated Company.

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	(Depreciation)	09/30/2014	Income
AdvisorShares Sage Core Reserves ETF	$262,001	$-	$(12,471)	$(27)	$(353)	$249,150	$416

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,680,030 which includes cash in the amount of $680,030 as of September 30, 2014.

ADVISORSHARES SUNRISE GLOBAL MULTI-STRATEGY ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–80.5%
Equity Fund–80.5%
Consumer Staples Select Sector SPDR Fund	8,444	$380,909
Energy Select Sector SPDR Fund	550	49,841
Financial Select Sector SPDR Fund	1,548	35,867
Health Care Select Sector SPDR Fund	3,468	221,640
Industrial Select Sector SPDR Fund	308	16,370
Materials Select Sector SPDR Fund	13,543	671,597
Technology Select Sector SPDR Fund	12,025	479,918
Utilities Select Sector SPDR Fund	3,064	128,964
Total Exchange Traded Funds (Cost $1,996,964)		1,985,106

MONEY MARKET FUND–14.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.06%(a) (Cost $360,657)	360,657	360,657

Total Investments–95.1% (Cost $2,357,621)		2,345,763
Other Assets in Excess of Liabilities–4.9%		120,607
Net Assets–100.0%		$2,466,370

Futures contracts outstanding as of September 30, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2014	Unrealized (Depreciation) (b)
E-mini S&P 500 Futures	JP Morgan	December 2014	3	$295,894	$294,825	$(1,069)
EURO STOXX 50 Futures (The)	JP Morgan	December 2014	3	121,046	122,144	1,098
U.S. Treasury Long Bond Futures	JP Morgan	December 2014	1	138,720	137,906	(814)
						$(785)

(a)	Rate shown reflects the 7-day yield as of September 30, 2014.
(b)	The amount represents fair value of derivative instruments subject to commodity and foreign currency risk exposure as of September 31, 2014.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.5%
Aerospace/Defense–2.1%
General Dynamics Corp.	12,210	$1,551,769
Raytheon Co.	15,850	1,610,677
Total Aerospace/Defense		3,162,446

Agriculture–2.1%
Altria Group, Inc.	34,206	1,571,424
Reynolds American, Inc.	25,465	1,502,435
Total Agriculture		3,073,859

Airlines–2.1%
Alaska Air Group, Inc.	32,560	1,417,662
Southwest Airlines Co.	49,665	1,677,187
Total Airlines		3,094,849

Apparel–2.2%
NIKE, Inc., Class B	18,975	1,692,570
VF Corp.	22,953	1,515,587
Total Apparel		3,208,157

Auto Parts & Equipment–0.9%
WABCO Holdings, Inc.*	14,465	1,315,592

Biotechnology–2.1%
Charles River Laboratories International, Inc.*	24,805	1,481,851
Gilead Sciences, Inc.*	15,290	1,627,620
Total Biotechnology		3,109,471

Chemicals–3.9%
Air Products & Chemicals, Inc.	11,053	1,438,880
Albemarle Corp.	23,999	1,413,541
LyondellBasell Industries N.V., Class A	13,255	1,440,288
NewMarket Corp.	3,652	1,391,485
Total Chemicals		5,684,194

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Commercial Services–3.9%
Gartner, Inc.*	20,062	$1,473,955
MasterCard, Inc., Class A	18,960	1,401,523
Moody's Corp.	16,003	1,512,284
Western Union Co. (The)	84,700	1,358,588
Total Commercial Services		5,746,350

Computers–7.1%
Accenture PLC, Class A	18,317	1,489,538
Apple, Inc.	15,042	1,515,482
Computer Sciences Corp.	24,915	1,523,552
EMC Corp.	49,390	1,445,151
International Business Machines Corp.	7,617	1,445,935
NetApp, Inc.	35,860	1,540,546
SanDisk Corp.	15,620	1,529,979
Total Computers		10,490,183

Cosmetics/Personal Care–1.0%
Estee Lauder Cos., Inc. (The), Class A	19,305	1,442,470

Diversified Financial Services–4.1%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	16,390	1,652,112
Franklin Resources, Inc.	25,992	1,419,423
Visa, Inc., Class A	6,881	1,468,199
Waddell & Reed Financial, Inc., Class A	27,665	1,430,004
Total Diversified Financial Services		5,969,738

Electronics–3.8%
Garmin Ltd.(a)	26,125	1,358,239
Mettler-Toledo International, Inc.*	5,515	1,412,557
Tyco International Ltd.	33,220	1,480,615
Waters Corp.*	14,079	1,395,511
Total Electronics		5,646,922

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Environmental Control–1.0%
Republic Services, Inc.	37,544	$1,464,967

Food–5.8%
General Mills, Inc.	27,702	1,397,566
Hershey Co. (The)	15,968	1,523,826
JM Smucker Co. (The)	13,794	1,365,468
Kellogg Co.	22,880	1,409,408
Kroger Co. (The)	29,095	1,512,940
Mondelez International, Inc., Class A	40,964	1,403,632
Total Food		8,612,840

Healthcare - Products–3.8%
Becton, Dickinson and Co.	12,430	1,414,658
C.R. Bard, Inc.	9,611	1,371,586
Covidien PLC (Ireland)	16,151	1,397,223
ResMed, Inc.(a)	28,225	1,390,646
Total Healthcare - Products		5,574,113

Healthcare - Services–2.0%
Aetna, Inc.	18,870	1,528,470
Cigna Corp.	15,895	1,441,517
Total Healthcare - Services		2,969,987

Household Products/Wares–2.1%
Church & Dwight Co., Inc.	21,728	1,524,437
Clorox Co. (The)	16,555	1,589,942
Total Household Products/Wares		3,114,379

Insurance–5.9%
Axis Capital Holdings Ltd.	31,570	1,494,208
Everest Re Group Ltd.	8,969	1,453,068
PartnerRe Ltd.	13,530	1,486,812
Reinsurance Group of America, Inc.	17,905	1,434,728
Torchmark Corp.	26,507	1,388,171

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Insurance–5.9% (continued)
Travelers Cos., Inc. (The)	15,895	$1,493,176
Total Insurance		8,750,163

Internet–1.1%
eBay, Inc.*	27,599	1,562,931

Lodging–1.9%
Las Vegas Sands Corp.	21,419	1,332,476
Wyndham Worldwide Corp.	18,425	1,497,215
Total Lodging		2,829,691

Media–6.0%
CBS Corp., Class B	23,712	1,268,592
Sirius XM Holdings, Inc.*(a)	414,023	1,444,940
Starz, Class A*	51,755	1,712,056
Time Warner, Inc.	19,315	1,452,681
Viacom, Inc., Class B	18,144	1,395,999
Walt Disney Co. (The)	16,758	1,491,965
Total Media		8,766,233

Metal Fabricate/Hardware–2.8%
Precision Castparts Corp.	6,067	1,437,151
Valmont Industries, Inc.	10,120	1,365,492
Worthington Industries, Inc.	36,355	1,353,133
Total Metal Fabricate/Hardware		4,155,776

Miscellaneous Manufacturing–2.9%
3M Co.	10,348	1,466,105
Illinois Tool Works, Inc.	16,632	1,404,073
SPX Corp.	14,355	1,348,365
Total Miscellaneous Manufacturing		4,218,543

Office/Business Equipment–1.0%
Xerox Corp.	108,306	1,432,888

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas–1.8%
Marathon Oil Corp.	37,047	$1,392,596
Valero Energy Corp.	27,940	1,292,784
Total Oil & Gas		2,685,380

Pharmaceuticals–4.9%
AbbVie, Inc.	26,371	1,523,189
Express Scripts Holding Co.*	20,201	1,426,797
Herbalife Ltd.(a)	27,940	1,222,375
Merck & Co., Inc.	25,025	1,483,482
Pfizer, Inc.	51,294	1,516,763
Total Pharmaceuticals		7,172,606

Real Estate Investment Trust–1.0%
Weyerhaeuser Co.	44,605	1,421,115

Retail–8.3%
AutoZone, Inc.*	2,705	1,378,630
Bed Bath & Beyond, Inc.*	23,540	1,549,638
CVS Health Corp.	18,480	1,470,823
Dollar General Corp.*	25,778	1,575,294
Foot Locker, Inc.	28,765	1,600,772
Lowe's Cos., Inc.	29,054	1,537,538
Macy's, Inc.	25,520	1,484,754
Ross Stores, Inc.	22,253	1,681,882
Total Retail		12,279,331

Semiconductors–3.0%
KLA-Tencor Corp.	20,130	1,585,842
QUALCOMM, Inc.	19,525	1,459,884
Texas Instruments, Inc.	30,190	1,439,761
Total Semiconductors		4,485,487

Software–4.0%
Broadridge Financial Solutions, Inc.	36,080	1,502,010

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Software–4.0% (continued)
CA, Inc.	51,921	$1,450,673
Dun & Bradstreet Corp. (The)	12,540	1,473,074
Fiserv, Inc.*	23,470	1,516,983
Total Software		5,942,740

Telecommunications–3.9%
Anixter International, Inc.	16,885	1,432,523
Corning, Inc.	72,115	1,394,704
Juniper Networks, Inc.	63,012	1,395,716
Motorola Solutions, Inc.	23,650	1,496,572
Total Telecommunications		5,719,515

Transportation–1.0%
Expeditors International of Washington, Inc.	35,767	1,451,425

Total Common Stocks (Cost $144,753,977)		146,554,341

MONEY MARKET FUND–0.5%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $760,759)	760,759	760,759

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.4%
BNY Mellon Securities Lending Overnight Fund, 0.08%(c) (Cost $5,018,307)	5,018,307	5,018,307

Total Investments–103.4% (Cost $150,533,043)		152,333,407
Liabilities in Excess of Other Assets–(3.4)%		(4,976,755)
Net Assets–100.0%		$147,356,652

PLC - Public Limited Company

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,431,350; the aggregate market value of the collateral held by the fund is $5,558,695. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $540,388.
(b)	Rate shown reflects the 7-day yield as of September 30, 2014.
(c)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

September 30, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–95.4%
Apparel–1.8%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	7,584	$245,646

Beverages–3.7%
Coca-Cola Enterprises, Inc.	11,746	521,053

Chemicals–3.5%
Novozymes A/S (Denmark)(a)	11,373	491,768

Commercial Services–3.5%
SGS SA (Switzerland)(a)(b)	23,419	483,719

Diversified Financial Services–4.5%
Lazard Ltd., Class A (Bermuda)	12,450	631,215

Electronics–3.4%
Sensata Technologies Holding N.V. (Netherlands)*	10,789	480,434

Food–9.2%
Chr. Hansen Holding A/S (Denmark)*(a)(b)	20,737	400,639
Jeronimo Martins, SGPS, SA (Portugal)(a)(b)	6,497	142,349
Nestle SA (Switzerland)(a)	7,024	517,177
Shoprite Holdings Ltd. (South Africa)(a)(b)	17,531	216,859
Total Food		1,277,024

Forest Products & Paper–2.8%
Svenska Cellulosa AB SCA (Sweden)(a)(b)	16,625	394,677

Healthcare - Products–2.8%
Sysmex Corp. (Japan)(a)	19,091	384,684

Household Products/Wares–4.1%
Reckitt Benckiser Group PLC (United Kingdom)(a)	33,168	576,791

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Insurance–4.5%
ACE Ltd. (Switzerland)	5,955	$624,501

Internet–6.2%
ASOS PLC (United Kingdom)*(a)(b)	552	19,878
Tencent Holdings Ltd. (China)(a)	35,418	524,895
Yandex N.V., Class A (Netherlands)*	11,618	322,922
Total Internet		867,695

Machinery - Diversified–3.3%
FANUC Corp. (Japan)(a)	15,191	459,224

Oil & Gas Services–3.4%
Core Laboratories N.V. (Netherlands)	3,286	480,906

Pharmaceuticals–7.8%
Novo Nordisk A/S (Denmark)(a)	11,903	566,821
Perrigo Co. PLC	3,475	521,910
Total Pharmaceuticals		1,088,731

Retail–7.7%
Inditex SA (Spain)(a)	32,707	446,124
Sun Art Retail Group Ltd. (China)(a)(b)	30,607	345,859
Wal-Mart de Mexico SAB de CV (Mexico)(a)(b)	11,088	278,752
Total Retail		1,070,735

Semiconductors–12.2%
Arm Holdings PLC (United Kingdom)(a)	7,422	324,267
ASML Holding N.V. (Netherlands)(c)	6,144	607,150
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	38,026	767,365
Total Semiconductors		1,698,782

Transportation–11.0%
Canadian National Railway Co. (Canada)	10,012	710,451
Canadian Pacific Railway Ltd. (Canada)	3,948	819,092
Total Transportation		1,529,543

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)
Investments	Shares	Value
Total Common Stocks (Cost $11,648,482)		$13,307,128

MONEY MARKET FUND–2.6%
Invesco Government & Agency Portfolio - Private Investment Class, 0.01%(d) (Cost $362,314)	362,314	362,314

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–6.6%
BNY Mellon Securities Lending Overnight Fund, 0.08%(e) (Cost $917,925)	917,925	917,925

Total Investments–104.6% (Cost $12,928,721)		14,587,367
Liabilities in Excess of Other Assets–(4.6)%		(644,105)
Net Assets–100.0%		$13,943,262

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $893,280; the aggregate market value of the collateral held by the fund is $917,925.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2014.
(e)	Rate shown reflects the 1-day yield as of September 30, 2014.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments

September 30, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–73.6%
Debt Fund–73.6%
AdvisorShares Peritus High Yield ETF†	185,232	$9,285,680
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,411	6,196,028
iShares U.S. Preferred Stock ETF	168,000	6,639,360
PowerShares Preferred Portfolio	265,503	3,839,173
PowerShares Senior Loan Portfolio	169,838	4,123,667
SPDR Blackstone/GSO Senior Loan ETF	84,428	4,148,792
Vanguard Intermediate-Term Corporate Bond ETF	103,266	8,857,125
Vanguard Long-Term Corporate Bond ETF	80,953	7,246,913
Total Exchange Traded Funds (Cost $50,463,348)		50,336,738

COMMON STOCKS–19.4%
Diversified Financial Services–0.4%
NorthStar Asset Management Group, Inc.*	15,028	276,816

Iron/Steel–1.3%
Cliffs Natural Resources, Inc.	83,435	866,055

Oil & Gas–2.9%
Diamond Offshore Drilling, Inc.	31,463	1,078,237
Ensco PLC, Class A (United Kingdom)	20,884	862,718
Total Oil & Gas		1,940,955

Pharmaceuticals–2.0%
Pfizer, Inc.	46,470	1,374,118

Real Estate Investment Trust–6.5%
American Capital Agency Corp.	41,326	878,177
Annaly Capital Management, Inc.	101,153	1,080,314
Chimera Investment Corp.	107,894	327,998
Hatteras Financial Corp.	12,501	224,518
Invesco Mortgage Capital, Inc.	17,219	270,682
MFA Financial, Inc.	42,119	327,686

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Investments	Shares/ Contracts	Value
Real Estate Investment Trust–6.5% (continued)
Newcastle Investment Corp.	18,400	$233,312
NorthStar Realty Finance Corp.	15,028	265,545
Starwood Property Trust, Inc.	21,976	482,593
Two Harbors Investment Corp.	37,406	361,716
Total Real Estate Investment Trust		4,452,541

Retail–2.2%
Staples, Inc.	125,754	1,521,623

Telecommunications–4.1%
AT&T, Inc.	39,208	1,381,690
Verizon Communications, Inc.	28,492	1,424,315
Total Telecommunications		2,806,005
Total Common Stocks (Cost $14,320,266)		13,238,113

MONEY MARKET FUND–4.6%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(a) (Cost $3,179,640)	3,179,640	3,179,640

PURCHASED CALL OPTIONS–0.4%
Chicago Board Options Exchange SPX Volatility Index Option expiring 10/22/14, Strike Price $14.50	400	93,000
Chicago Board Options Exchange SPX Volatility Index Option expiring 11/19/14, Strike Price $15.00	500	136,250
Cliffs Natural Resources, Inc. Option expiring 01/17/15, Strike Price $12.00	300	24,300
Cliffs Natural Resources, Inc. Option expiring 01/17/15, Strike Price $13.00	300	16,950
Total Purchased Call Options (Cost $231,182)		270,500

PURCHASED PUT OPTIONS–1.4%
American Capital Agency Corp. Option expiring 10/18/14, Strike Price $22.00	420	31,500

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Investment	Contracts	Value
PURCHASED PUT OPTIONS–1.4% (continued)
Annaly Capital Management, Inc. Option expiring 10/18/14, Strike Price $11.00	1,000	$37,500
Diamond Offshore Drilling, Inc. Option expiring 10/18/14, Strike Price $40.00	400	239,000
Ensco PLC Option expiring 10/18/14, Strike Price $45.00	250	95,000
iShares 20+ Year Treasury Bond ETF Option expiring 10/18/14, Strike Price $113.00	500	12,750
iShares 20+ Year Treasury Bond ETF Option expiring 10/18/14, Strike Price $115.00	1,000	75,000
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 10/18/14, Strike Price $92.00	350	38,500
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 10/18/14, Strike Price $93.00	700	122,500
iShares iBoxx $ Investment Grade Corporate Bond ETF Option expiring 10/18/14, Strike Price $118.00	550	34,375
iShares iBoxx $ Investment Grade Corporate Bond ETF Option expiring 10/18/14, Strike Price $119.00	400	52,000
iShares U.S. Preferred Stock ETF Option expiring 11/22/14, Strike Price $38.00	1,250	28,125
PowerShares Senior Loan Portfolio Option expiring 10/18/14, Strike Price $24.00	1,510	15,100
PowerShares Senior Loan Portfolio Option expiring 01/17/15, Strike Price $24.00	1,270	47,625
SPDR S&P 500 ETF Trust Option expiring 10/18/14, Strike Price $196.00	475	99,275
Staples, Inc. Option expiring 10/18/14, Strike Price $12.00	1,250	28,125
Total Purchased Put Options (Cost $795,334)		956,375
Total Investments–99.4% (Cost $68,989,770)		67,981,366
Other Assets in Excess of Liabilities–0.6%		394,743
Net Assets–100.0%		$68,376,109

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ETF - Exchange Traded Fund

PLC - Public Limited Company

†	Affiliated Company

*	Non-income producing security

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2014	Additions	Reductions	Gain (Loss)	Depreciation	09/30/2014	Income
AdvisorShares Peritus High Yield ETF	$10,049,182	$-	$(165,830)	$(7,807)	$(589,865)	$9,285,680	$174,117

(a)	Rate shown reflects the 7-day yield as of September 30, 2014.

Notes to the Consolidated Schedules of Investments (Unaudited)

September 30, 2014

The Consolidated Schedules of Investments of the ETF's listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consoldiation.

Funds	Wholly Owned Subsidiary
AdvisorShares Gartman Gold/British Pound ETF	AdvisorShares Gartman Gold/British Pound CFC
AdvisorShares Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
AdvisorShares Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

The Funds utilize various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Athena High Dividend ETF	Athena International Bear ETF	EquityPro ETF	Gartman Gold/British Pound ETF	Gartman Gold/Euro ETF
Assets
Level 1
Exchange Traded Funds	$23,520,831	$23,349,637	$-	$702,603	$20,687,369	$-	$-
Common Stocks	-	-	8,680,344	-	-	-	-
Money Market Fund	983,877	239,445	13,032	42,611	446,299	714,365	989,449
Futures†	-	-	-	-	-	1,170	37,825
Level 2
Swap Contracts†	698,229	-	-	-	-	-	-
Investment of Cash Collateral for Securities Loaned	-	3,745,250	-	-	4,939,255	-	-
Liabilities
Level 1
Common Stocks	-	-	-	(776,090)	-	-	-
Futures†	-	-	-	-	-	(87,053)	(91,650)
Total	$25,202,937	$27,334,332	$8,693,376	$(30,876)	$26,072,923	$628,482	$935,624

	Gartman Gold/Yen ETF	Global Echo ETF	International Gold ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF
Assets
Level 1
Exchange Traded Funds	$-	$-	$1,201,096	$-	$25,536,703	$-	$2,979,533
Common Stocks	-	4,054,308	-	28,505,945	-	17,878,710	-
Money Market Funds	2,541,048	154,264	31,056	185,060	306,041	325,250	10,237,161
Futures†	91,756	-	-	-	-	-	-
Level 2
Asset Backed Securities	-	1,286,347	-	-	-	-	-
Commercial Mortgage Backed Security	-	255,501	-	-	-	-	-
Municipal Bond	-	300,000	-	-	-	-	-
Investment of Cash Collateral for Securities Loaned	-	216,259	-	379,111	3,210,365	2,859,204	679,490
Liabilities
Level 1
Futures†	(286,632)	-	-	-	-	-	-
Total	$2,346,172	$6,266,679	$1,232,152	$29,070,116	$29,053,109	$21,063,164	$13,896,184

	Morgan Creek Global Tactical ETF*	Newfleet Multi- Sector Income ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF
Assets
Level 1
Exchange Traded Funds	$16,581,820	$-	$-	$1,954,900	$6,325,364	$29,898,000	$-
Exchange Traded Notes	-	-	-	-	55,547	-	-
Common Stocks	-	-	117,898,630	2,935,127	-	-	-
Money Market Fund	2,354,824	6,055,733	-	541,276	638,066	74,913,278	2,829,550
Closed-End Fund	599,967	-	-	-	-	-	-
Futures†	-	-	-	-	-	-	1,280
Level 2
Corporate Bonds	-	31,665,021	393,577,045	-	-	-	15,832,086
Foreign Bonds	-	10,117,750	102,166,191	-	-	-	4,762,914
Municipal Bond	-	-	-	-	-	-	492,134
U.S. Treasury Notes	-	9,493,498	-	-	-	-	-
U.S. Treasury Bill	-	-	-	-	-	-	199,996
U.S. Government Agency Securities	-	2,222,036	-	-	-	-	-
Asset Backed Securities	-	41,100,711	-	-	-	-	5,643,913
Mortgage Backed Securities	-	49,892,271	-	-	-	-	7,679,675
Term Loans	-	26,462,238	118,593,276	-	-	-	-
Investment of Cash Collateral for Securities Loaned	1,081,340	854,733	145,496,889	665,888	-	-	-
Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	(662,141)	-	-
Common Stocks	-	-	-	-	-	(179,891,905)	-
Total	$20,617,951	$177,863,991	$877,732,031	$6,097,191	$6,356,836	$(75,080,627)	$37,441,548

	STAR Global Buy- Write ETF	Sunrise Global Multi-Strategy ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Assets
Level 1
Exchange Traded Funds	$20,667,759	$1,985,106	$-	$-	$50,336,738
Common Stocks	1,160,540	-	146,554,341	13,307,128	13,238,113
Purchased Options	27,685	-	-	-	1,226,875
Money Market Fund	-	360,657	760,759	362,314	3,179,640
Futures†		1,098
Level 2
U.S. Treasury Bill	999,998	-	-	-	-
Investment of Cash Collateral for Securities Loaned	-	-	5,018,307	917,925	-
Liabilities
Level 1
Written Options	(32,766)	-	-	-	-
Futures†	-	(1,883)	-	-	-
Total	$22,823,216	$2,344,978	$152,333,407	$14,587,367	$67,981,366

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

* Formerly known as, Cambria Global Tactical ETF.

There were no transfers between fair value measurement levels that occurred during the period ended September 30, 2014.

The Funds did not hold any Level 3 securities as of September 30, 2014.

At September 30, 2014, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

					Other
					Derivatives†
		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)	Appreciation (Depreciation)
Accuvest Global Long Short ETF	$25,486,026	$329,182	$(1,310,500)	$(981,318)	$698,229
Accuvest Global Opportunities ETF	29,114,142	165,542	(1,945,352)	(1,779,810)	-
Athena High Dividend ETF	9,194,301	68,726	(569,651)	(500,925)	-
Athena International Bear ETF	(38,251)	32,076	(24,701)	7,375	-
EquityPro ETF	25,462,919	779,592	(169,588)	610,004	-
Gartman Gold/British Pound ETF	714,365	-	-	-	(85,883)
Gartman Gold/Euro ETF	989,449	-	-	-	(53,825)
Gartman Gold/Yen ETF	2,541,048	-	-	-	(194,876)
Global Echo ETF	5,962,684	404,785	(100,790)	303,995	-
International Gold ETF	1,264,515	2,714	(35,077)	(32,363)	-
Madrona Domestic ETF	24,883,903	4,548,596	(362,383)	4,186,213	-
Madrona Global Bond ETF	28,680,105	597,055	(224,051)	373,004	-
Madrona International ETF	21,411,637	1,006,978	(1,355,451)	(348,473)	-
Meidell Tactical Advantage ETF	13,909,554	-	(13,370)	(13,370)	-
Morgan Creek Global Tactical ETF*	20,433,473	380,084	(195,606)	184,478	-
Newfleet Multi-Sector Income ETF	179,062,826	682,546	(1,881,381)	(1,198,835)	-
Peritus High Yield ETF	899,860,329	6,219,255	(28,347,553)	(22,128,298)	-
Pring Turner Business Cycle ETF	5,938,174	358,424	(199,407)	159,017	-
QAM Equity Hedge ETF	6,171,100	271,286	(85,550)	185,736	-
Ranger Equity Bear ETF	(81,446,955)	9,869,472	(3,503,144)	6,366,328	-
Sage Core Reserves ETF	37,568,909	11,393	(140,034)	(128,641)	1,280
STAR Global Buy-Write ETF	21,606,500	1,330,672	(113,956)	1,216,716	-
Sunrise Global Multi-Strategy ETF	2,357,621	4,475	(16,333)	(11,858)	(785)
TrimTabs Float Shrink ETF	150,533,043	5,240,769	(3,440,405)	1,800,364	-
WCM/BNY Mellon Focused Growth ADR ETF	12,928,721	2,056,734	(398,088)	1,658,646	-
YieldPro ETF	68,989,770	1,128,094	(2,136,498)	(1,008,404)	-

† Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

* Formerly known as, Cambria Global Tactical ETF.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AdvisorShares Trust

By (Signature and Title)* /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date 11/04/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date 11/04/14

By (Signature and Title)* /s/ Dan Ahrens

Dan Ahrens, Treasurer

(principal financial officer)

Date 11/04/14

* Print the name and title of each signing officer under his or her signature.